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Fidelity Navigator

A COMPLETELY INDEPENDENT GUIDE TO MUTUAL FUNDS AT FIDELITY

September 2008

FROM THE CROW'S NEST *by Mark A. Grimaldi, CFS*

Slowing Pains

The Skinny in less than 30 seconds...

- Senator Obama accepts the democrat nomination
- Recession probability reduced to 70%
- Depression probability reduced to 10%
- Housing starts fall to 17 year low
- CPI up 5.6% year over year , largest in 17 years
- Oil drops from $147 to $112 per barrel
- Fannie Mae, Freddie Mac bailout?

Action call

The new Anchor date is July 15, 2008. My reading is that small value is leading the way. Small growth is also a good play. Tips, Zeros and Gold have lagged behind. However, I am staying with them, most likely until after the election. I am not convinced that the July 15 anchor date will hold. Please stay tuned.

"It doesn't take an accountant, a computer or a lot of bar charts to prove that inflation is giving everybody a bad time. But just for the record, last year consumer prices shot up 6.1% the largest jump since the Korean War. The previous year they went up 4.7% and, taken together, those two years added up to almost as much inflation as we had during the first seven years of the decade.

A lot of devices people once used to protect themselves from inflation aren't working so well anymore. In the past 13 months, for example, the DJIA lost all the net gain it had achieved the last five years. Savings accounts are not what they used to be. At 5% interest the purchasing power of $10,000 would have dropped to $9,900.

Real estate speculation can still be profitable, but mortgage money costs 8.5% interest - if you can get it at all."

How does that sum up the current state of the economy? Pretty well, I think. In fact, very good considering it was written in 1970. I "borrowed" this from a LIFE magazine dated February 13, 1970 (cover price $0.50).

If you look hard enough, you can find a road map to just about any economic environment. Yes, the country is always changing, and the economy is global. However, I believe that markets and economies are driven by human nature. Our habits, desires, fears, greed and wants outline the landscape. Culture and religion focus the specifics, and the government shapes the playing field. They make and change the rules. As the country grows

From the Crow's Nest continued on page 2

Model Highlights

The Navigator has made NO changes to the portfolios this month.

CAPITAL APPRECIATION
YTD: -15.63%

American Century Target Maturities 2025 (BTTRX) surged ahead 3.38%.

GROWTH & INCOME
YTD: -7.84%

American Century Target Maturities 2020 (BTTTX) moved ahead 2.28%.

INCOME
YTD: +0.28%

American Century Target Maturities 2015 (BTFTX) led this model into positive territory for the year with a 1.56% August.

TABLE OF CONTENTS

Market Index Update

	August 29	MTD	YTD
DJIA	11,543.55	1.43%	-12.98%
NASDAQ	2,367.52	1.77%	-10.74%
S&P 500	1,282.83	1.20%	-12.64%
Wilshire 5000	13,124.49	1.35%	-11.44%
Russell 2000	739.50	3.38%	-3.46%
NAVFX	11.24	-0.98%	-0.35%

Slowing Pains

and evolves and the world blossoms, basic economic theories hold true. Supply and demand is still the core engine that drives the economy.

Millions of times a day a merchant and a consumer agree on what the value of a product is and execute a transaction. The merchant determines the value based on the total cost of the product plus a profit margin. The consumer prices the product based on their perceived value of it. If the merchant can provide a product below the perceived value, many will be sold and the merchant will eventually have the luxury of raising the price. This holds true for companies that provide a service (UPS, AOL) as well as a product. When the merchant distributes a product that is priced above the perceived value, sales will decrease and leave the merchant with only three options. First, discontinue the product (go out of business). Second, raise the perceived value (marketing) or third reduce the overall cost of making and distributing the product. All three happen every day. The only exception to this rule is with consumer staples, bread, milk, eggs, butter, etc. Here, option one is not available. Why? Because we will all go hungry if merchants that produce the staples go out of business. We all need to eat. As my fraternity big brother Dave would say, "Don't knock a farmer with your mouth full." Here's to you Dave, well said. This is one of the reasons we have farm subsidies. The second option does not apply and is rarely used. Do you buy milk or eggs because of a marketing campaign? The famous "Got milk" slogan was created to sell milk, any brand of milk. The third avenue (cut production costs) is not something the merchant has any control over. Why? Because many of the staples are commodities that are sold on the futures market. The prices are bets made by investors speculating on the future cost. Once the future cost is established it is passed on to the merchant. It is this commodity driven inflation that is worrying the central bank policy makers. The Fed doesn't have a means to influence the futures market. Monetary policy, fiscal policy and even jawboning are ineffective.

Recently, the Fed chairmen said he believes a global slow down will ease inflation. So, what are we suppose to do? Hope the global economy recedes?

Where is our road map? We could look at the last time that inflation was problematic. At that time a combination of extremely tight fiscal policy and the supply side economic tax cuts beat back inflation. To find our road map, we need to go back to the early-to-mid 1970s. Inflation started showing up in 1968 and stayed a problem until 1974. During a State of the Union Address, then President Nixon acknowledged that inflation was a greater concern than the Vietnam War. He stated "the critical ...decisions made in the next month or two will determine whether we win this battle." Nixon's strategy for minimizing inflation was to control spending by proposing a budget with a very meager surplus of $1.3 billion (1970 dollars). It was, at the time, an austerity budget. Arthur Burns, the then new Federal Reserve chairmen, helped Nixon craft the budget. There was concern that an austerity budget coupled with the Fed's tight money policy would push interest rates, which were already at post civil war levels, even higher. Nixon's budget called for a cut in military spending, veterans' pensions and the space program. He increased spending to welfare recipients, local policy, urban transport and pollution control (Remember "Give a hoot! Don't pollute"). Remember that "economics" is the art is allocating scarce resources.

Nixon's plan did not work. Inflation increased, and we ended up with recession and the bear market of 1973-1974. The plan did not work because there was a component of the equation that monetary and fiscal policy could not control. It was not speculators bidding up commodities like we have today. The extremely powerful labor unions that injected wage inflation into the matrix, which Nixon and Burns could not control. This is not to say strong unions are a bad thing; truth be told, they are inflationary. Now, commodity driven inflation is having the same effect as wage driven inflation.

Hi. My name is Mark, and I am an inflationaholic. Step 1: Admit we are powerless over commodity driven inflation. That our budgets have become unmanageable.

I paid over $10 for a dozen bagels at Dunkin Donuts. That is outrageous. Inflation is living among us. It is the silent lifestyle and retirement killer. It slowly and steadily eats away at your budget and retirement savings. With every tick higher, another group of Americans slip into poverty. It knows no race, creed, religion or gender. It is truly an equal opportunity obstacle. It never sleeps, it never goes on vacation and it grows at a compounded rate.

On the "Our Services" page of our sister company's website (navigatormoney.com) it says in bold, "The most powerful force in the universe is the power of compounding." The quote is attributable to Mr. Albert Einstein. Inflation compounds year after year. Over the years, I have told my private clients that inflation can be contained inside a household.

From the Crow's Nest continued on page 11

FIDELITY NAVIGATOR

Model Portfolios through 8/29/2008

CAPITAL APPRECIATION

This portfolio is designed for the most aggressive investor and may be fully invested in equities at any time. Its goal is to provide an annual rate of return that out-performs the S&P 500. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
American Century 2025	BTTRX	58.04	723.305	$41,980.62	22.41%	3.38%
American Cent Heritage	TWHIX	19.47	1,671.971	$32,553.28	17.38%	-0.41%
Rydex Precious Metals	RYPMX	54.14	505.943	$27,391.75	14.62%	-14.43%
PIMCO Real Return	PRRDX	11.19	4,613.434	$51,624.32	27.56%	0.57%
Fidelity Mid Cap Growth	FSMGX	11.76	2,873.281	$33,789.78	18.04%	0.94%
				$187,339.76		

2001 Return -2.47%	2003 Return 36.21%	2005 Return 15.53%	2007 Return 16.06%	Monthly Return	-1.46%
2002 Return -5.39%	2004 Return 20.72%	2006 Return 9.15%		YTD Return	-15.63%

Fidelity Alternatives: **FGOVX ($10.46, 1.59%) for BTTRX** — **FDSVX ($13.55, -2.06%) for TWHIX** — **FINPX ($11.31, 1.28%) for PRRDX** — **FSAGX ($33.90, -12.49%) for RYPMX**

GROWTH & INCOME

This portfolio is designed for investors that want growth, but with less volatility. This portfolio is benchmarked against a 60/40 blended index of the S&P 500 and the Lehman Brothers Aggregate Bond Index. This portfolio will adjust its equity vs. bond allocation to reflect market and economic variables.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Fidelity Inflation Protected	FINPX	11.31	2959.338	$33,470.11	17.66%	0.83%
American Century 2020	BTTTX	67.28	1020.623	$68,667.52	36.24%	2.28%
Navigator Fund	NAVFX	11.24	2480.982	$27,886.24	14.72%	-0.97%
Fidelity Puritan	FPURX	17.07	2339.121	$39,928.80	21.07%	0.41%
ProFunds Precious Metals	PMPIX	35.97	542.720	$19,521.64	10.30%	-18.18%
				$189,474.30		

2001 Return 14.06%	2003 Return 31.97%	2005 Return 8.66%	2007 Return 7.50%	Monthly Return	-1.37%
2002 Return -8.89%	2004 Return 16.76%	2006 Return 9.92%		YTD Return	-7.84%

Fidelity Alternatives: **FGOVX ($10.46, 1.59%) for BTTTX** — **FSAGX ($33.90, -12.49%) for PMPIX** — **FGRTX ($9.86, 0.66%) for NAVFX**

INCOME

This portfolio is designed for the conservative investor whose primary objective is low volatility. This portfolio invests in at least 75% fixed income and/or cash investments. This model should be used by those with a short investment time horizon and/or those requiring current income.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Fidelity Inflation Protected	FINPX	11.31	7764.362	$87,814.93	54.79%	0.83%
Fidelity Capital & Income	FAGIX	8.05	4745.763	$38,203.39	23.84%	0.07%
American Century 2015	BTFTX	90.6	378.044	$34,250.79	21.37%	1.56%
				$160,269.11		

2001 Return 2.76%	2003 Return 13.08%	2005 Return 5.09%	2007 Return 4.19%	Monthly Return	0.80%
2002 Return 5.72%	2004 Return 7.20%	2006 Return 10.84%		YTD Return	0.28%

Fidelity Alternatives: **FGOVX ($10.46, 1.59%) for BTFTX**

Bias

Short-term outlook for equities: Bearish (as of July 1, 2008)

Long-term outlook for equities: Bullish (as of July 1, 2008)

Stop-loss/Take-profit S&P 500: 1,225 / 1,630 points

Navigator Rankings and Model Portfolio Selection Criterion

For investors not following our Model Portfolios, we have designed the Navigator Rankings in an effort to reduce the risk that investors may otherwise take in selecting funds without the time to properly conduct due diligence (funds above the dotted line are "buys", funds below the dotted line are "holds", "sells" are not listed). Rankings are based on a proprietary regression analysis model. Funds used in Model Portfolios undergo deeper levels of analysis and may or may not reflect the Navigator Rankings. The Stop-loss/Take-profit advice is for investors selecting equity funds and building their own portfolios, but not for the Model Portfolio(s) themselves, and/or for investors "timing" or "switching" Model Portfolios. When trades and/or bias changes are made, subscribers will be notified via the Weekly Market Commentary, as well as notification in the Newsletters. Navigator Newsletters track record data relies on the accuracy of previous staff and independent monitoring. Navigator Fund is co-managed by Mark A. Grimaldi, CFS. Navigator Money Management, Inc., a SEC Registered Investment Adviser, is affiliated with Navigator Newsletters and may receive compensation on assets placed in NAVFX for asset management services.

NAVIGATOR RANKINGS

Fidelity Navigator's **Mutual Fund Rankings** as of August 29, 2008

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
GROWTH																
Gateway Fund	GATEX	28.25	1	28.77	26.70	-0.47%	1.55%	-1.74%	1.41%	20.33%	36.34%	74.31%	53.75	3.20%	3.08	1.80%
FirstEagle Fund of Amer	FEAFX	26.31	2	28.31	23.56	0.23%	2.17%	-5.97%	3.18%	34.59%	77.44%	163.77%	52.87	5.11%	6.88	0.20%
Aquinas Growth	AQEGX	15.39	3 +	16.98	14.63	-6.04%	1.32%	-8.17%	0.28%	9.09%	33.07%	50.36%	48.43	5.31%	6.87	0.05%
DWS Lg Comp Gr	SCQGX	28.85	4 +	31.27	27.18	-5.35%	1.76%	-5.04%	0.35%	19.47%	37.40%	16.45%	50.00	5.41%	7.21	0.44%
Chase Growth	CHASX	18.95	5	21.22	18.29	-8.94%	1.01%	-5.63%	0.28%	16.18%	57.54%	--	48.82	5.14%	8.46	0.17%
Alleg Montag & Caldwell Gr	MCGFX	25.05	6 +	27.39	22.85	-6.39%	1.46%	-5.36%	3.62%	23.24%	43.71%	43.87%	46.91	5.60%	8.56	0.19%
Royce Premier	RYPRX	17.96	7 +	19.15	15.32	3.46%	1.41%	-4.26%	6.22%	40.56%	101.77%	281.75%	51.70	5.93%	6.34	1.46%
Merger Fund	MERFX	15.14	8 -	15.68	14.35	0.80%	2.02%	1.27%	-1.22%	13.60%	23.34%	84.89%	72.73	2.32%	5.46	2.26%
Needham SmallCap Growth	NESGX	11.40	9 +	12.21	10.18	0.97%	4.78%	-1.04%	-0.99%	11.32%	39.11%	--	55.83	5.65%	7.19	0.00%
SIT LargeCap Gr	SNIGX	42.56	10 +	47.47	40.85	-7.46%	1.12%	-7.09%	-1.94%	22.00%	53.66%	24.23%	48.70	5.54%	8.04	0.31%
ValueLine Convertible	VALCX	11.90	11 -	13.09	11.52	-5.65%	0.59%	-4.55%	-2.37%	15.55%	34.09%	63.34%	50.58	3.49%	7.26	1.22%
Jensen Fund	JENSX	26.66	12 +	29.04	24.83	-5.75%	2.42%	-0.53%	-1.76%	16.41%	32.29%	97.77%	51.32	5.25%	8.64	0.99%
Rydex Inverse S&P 500	RYURX	40.83	13 -	43.29	33.80	12.63%	-1.83%	8.13%	13.61%	4.42%	-14.30%	-11.95%	48.80	6.17%	5.34	4.03%
Amana Growth	AMAGX	21.77	14	24.18	20.74	-5.35%	1.30%	-6.04%	-2.01%	33.33%	101.46%	237.78%	50.24	5.07%	8.99	0.00%
ProFunds Bear	BRPIX	28.70	15 -	30.46	23.80	12.46%	-1.91%	8.02%	13.37%	3.37%	-15.82%	-17.19%	48.57	6.17%	5.36	3.22%
Yacktman Focused	YAFFX	13.33	16 +	14.44	12.02	-4.79%	5.96%	-3.20%	-2.29%	13.82%	38.92%	102.77%	57.54	5.71%	7.70	1.44%
Pioneer SmCap & MidCap Gr	PAPPX	31.08	17 -	33.37	27.88	-1.89%	2.24%	-5.16%	3.95%	26.06%	43.84%	--	51.45	6.21%	7.12	0.00%
Sentinel Growth Leaders	BRFOX	12.07	18 -	13.68	11.42	-6.94%	-1.95%	-9.99%	0.29%	26.44%	43.84%	--	45.11	6.10%	8.18	0.00%
Lou Holland Growth	LHGFX	18.45	19 +	20.52	17.30	-6.87%	4.12%	-6.68%	-2.90%	9.22%	28.87%	47.18%	52.14	5.59%	9.17	0.03%
Dreyfus Premier Third Cen	DRTHX	9.31	20 +	10.46	8.76	-7.91%	1.53%	-5.58%	-3.71%	12.11%	30.15%	12.30%	49.43	5.39%	9.71	0.45%
Royce Low Priced Stk	RYLPX	14.43	21 +	15.82	13.22	-2.37%	0.56%	-4.82%	-1.62%	29.15%	67.45%	284.70%	52.50	6.01%	9.02	2.45%
SoundShore Fund	SSHFX	34.22	22 +	38.05	31.25	-3.69%	2.36%	-1.88%	-4.12%	19.83%	57.77%	115.56%	52.52	5.44%	9.29	0.62%
Yacktman Fund	YACKX	12.38	23 +	13.79	11.28	-7.54%	4.56%	-3.88%	-4.71%	10.34%	37.76%	128.74%	55.33	5.28%	8.67	2.18%
Fidelity Contrafund	FCNTX	63.23	24 -	74.15	62.11	-12.63%	-0.46%	-9.09%	-3.91%	26.56%	72.42%	123.05%	46.27	5.37%	10.24	0.63%
Gabelli Small Cap Gr	GABSX	30.84	25 +	33.88	27.96	-3.38%	3.87%	-2.16%	-3.75%	25.91%	81.06%	202.75%	56.98	5.41%	9.95	0.00%
Prudent Bear Fund	BEARX	6.32	26 -	7.08	5.58	0.80%	-3.51%	2.27%	10.07%	27.25%	10.54%	29.62%	45.18	6.50%	7.44	3.26%
ValueLine Larger Cos	VALLX	19.41	27 -	22.36	18.96	-10.26%	0.10%	-7.48%	-5.39%	22.47%	43.96%	51.29%	48.68	5.54%	9.33	0.36%
UBS US Lg Cap Gr	BLGIX	11.15	28 -	12.46	10.30	-6.07%	1.00%	-9.05%	2.38%	29.70%	65.50%	--	49.84	6.34%	9.00	0.12%
Dreyfus Appreciation	DGAGX	40.46	29 -	46.06	39.30	-9.36%	1.23%	-6.88%	-6.76%	14.38%	36.54%	45.82%	48.83	5.07%	8.52	1.53%
Buffalo USA Global	BUFGX	22.28	30 +	24.68	20.07	-3.53%	3.15%	-2.22%	-3.68%	17.47%	45.75%	107.10%	48.77	5.65%	11.06	0.31%
Northern Trust Mid Cap	NOMCX	16.50	31 +	18.98	15.57	-11.00%	0.18%	-8.13%	-2.19%	22.40%	46.41%	136.58%	46.62	6.19%	10.05	0.00%
Janus Enterprise	JAENX	54.11	32 +	59.92	49.24	-6.38%	1.50%	-7.66%	2.00%	37.23%	88.27%	114.53%	52.57	6.59%	8.69	0.00%
Dreyfus Growth Opp	DREQX	7.96	33 -	9.27	7.74	-11.15%	1.02%	-8.44%	-5.39%	15.77%	35.10%	34.81%	46.70	5.66%	10.15	1.82%
Sentinel Capital Growth	BRGRX	17.91	34 -	20.61	17.47	-9.73%	-0.61%	-10.00%	-4.32%	17.91%	32.16%	48.98%	47.73	6.19%	8.88	0.12%
ProFunds MidCap Growth	MGPIX	38.14	35 +	42.15	34.53	-4.72%	0.85%	-6.82%	-1.88%	17.53%	46.17%	--	51.18	6.38%	9.20	0.00%
PBHG Strat Sm Comp	PSSCX	9.38	36 -	9.99	7.46	13.71%	-0.74%	7.34%	19.22%	--	--	--	50.48	6.92%	5.83	4.41%
Pioneer Growth Leaders	LRPSX	12.07	37 +	13.35	11.20	-5.85%	2.46%	-4.05%	-4.03%	10.54%	21.19%	23.60%	51.42	6.17%	9.55	0.02%
DWS Growth Allocation	SPGRX	13.69	38 -	15.70	13.50	-9.10%	0.07%	-7.19%	-7.56%	11.87%	39.83%	61.01%	49.05	3.86%	8.95	3.86%
Wells Fargo Adve LargeCap Gr	STRFX	26.62	39 +	30.79	25.53	-11.59%	0.04%	-8.21%	-3.34%	15.59%	35.47%	27.95%	46.97	6.23%	10.13	0.00%
Atlantic Whitehall Growth	WHGFX	8.68	40 +	10.09	8.40	-12.23%	1.40%	-7.46%	-4.96%	7.81%	15.32%	61.86%	48.86	5.99%	10.28	0.01%
Marshall MidCap Gr	MRMSX	17.10	41 -	19.73	16.19	-10.61%	-3.34%	-10.05%	-0.47%	27.42%	47.80%	101.01%	43.26	6.59%	9.52	0.00%
Dreyfus Mid Cap Index	PESPX	27.14	42 +	30.21	24.66	-4.27%	1.72%	-6.64%	-3.56%	19.07%	66.31%	196.00%	52.51	6.33%	9.50	1.26%
Turner Emerging Growth	TMCGX	53.51	43 +	58.46	47.15	-5.31%	1.88%	0.28%	1.70%	30.94%	98.52%	931.44%	53.81	6.48%	10.46	0.48%
Northern Trust Select Eqty	NOEQX	21.19	44 -	25.14	20.82	-13.69%	-0.70%	-9.52%	-4.80%	12.58%	28.94%	48.91%	44.32	6.05%	10.79	0.39%
Janus Twenty	JAVLX	68.99	45 -	81.06	60.85	-6.90%	-2.65%	-12.74%	13.38%	51.30%	110.78%	89.33%	41.24	7.14%	7.91	0.24%
Wells Fargo Advantage Opportunity	SOPFX	34.79	46 +	39.19	32.11	-4.82%	3.73%	-6.68%	-4.68%	14.68%	54.27%	131.98%	53.61	6.10%	9.82	1.24%
Rainier Core Equity	RIMEX	26.51	47 -	31.03	25.79	-11.57%	0.23%	-9.12%	-6.08%	21.99%	53.88%	85.21%	48.70	5.96%	10.02	0.39%
Janus Research	JAMRX	27.20	48 +	32.06	25.85	-12.37%	2.41%	-9.72%	-4.88%	26.53%	54.20%	86.20%	51.76	5.94%	10.99	0.10%
Rydex Inverse Gov Long Bond	RYJUX	16.80	49 -	19.18	16.47	-4.71%	-4.33%	-6.77%	-10.91%	1.34%	-17.88%	-26.95%	40.74	4.77%	6.06	3.39%
RS Invest Partners	RSPFX	30.02	50 +	33.30	26.54	-2.56%	2.88%	-5.36%	-3.89%	6.80%	80.23%	297.00%	55.28	6.38%	8.76	0.35%
VALUE																
Janus MidCap Value	JMCVX	22.18	1	23.52	20.36	-1.11%	3.26%	-4.56%	0.30%	27.55%	81.29%	344.38%	54.82	5.33%	6.21	3.98%
NeubBerm Gen Tr	NBGEX	50.16	2	53.66	44.42	1.79%	2.93%	-3.94%	11.13%	39.25%	102.72%	316.66%	52.98	5.83%	5.72	0.15%
ThirdAve Sm Cap Val	TASCX	23.55	3	25.38	21.12	0.56%	2.53%	-5.84%	0.58%	17.70%	72.38%	200.04%	55.95	5.26%	7.59	0.86%
Touchstone Value Opps	CCEVX	15.05	4	16.91	14.42	-7.86%	1.35%	-8.81%	-2.32%	19.60%	71.83%	151.38%	53.01	5.89%	7.83	1.05%
ThomWhite Am Opps	TWAOX	13.99	5	15.57	13.09	-5.22%	0.87%	-6.61%	-3.59%	14.73%	59.92%	--	52.06	5.79%	8.60	0.72%
Neuberger Berm Guard Tr	NBGTX	13.02	6 +	14.56	12.07	-7.40%	3.01%	-7.00%	-4.48%	16.45%	56.99%	70.82%	54.00	5.87%	7.65	0.65%
Dreyfus MidCap Value	DMCVX	25.95	7 +	29.21	24.66	-8.01%	2.61%	-7.88%	-5.86%	11.96%	57.55%	224.07%	53.47	5.87%	7.40	1.43%
Artisan MidCap Value	ARTQX	18.49	8	19.91	16.19	2.15%	3.47%	-5.08%	-1.67%	20.75%	96.04%	--	52.54	6.25%	7.02	0.38%
HeartLand Value Plus	HRVIX	25.82	9	26.45	20.21	13.28%	2.62%	0.83%	8.43%	40.71%	91.85%	210.64%	56.57	6.39%	6.78	1.09%
CRM MidCap Value	CRMMX	27.23	10 -	30.58	25.58	-6.59%	1.76%	-7.29%	-5.23%	25.07%	87.63%	--	50.90	5.90%	8.50	0.54%
Goldman MidCap Value	GSMCX	33.47	11 +	38.01	31.68	-6.09%	2.20%	-8.45%	-5.33%	16.36%	82.05%	217.42%	51.80	6.00%	8.46	0.91%
Westwood Mighty Mites	WEMMX	14.30	12 -	15.73	13.23	-3.18%	3.03%	0.85%	-6.42%	28.97%	71.26%	238.05%	61.35	3.44%	9.86	0.35%
Cutler Equity	CALEX	11.02	13 -	12.70	10.24	-8.22%	2.80%	-7.97%	-7.14%	16.50%	42.37%	50.01%	52.67	6.02%	8.41	1.49%
Heartland Select Val	HRSVX	26.49	14 +	28.76	23.32	0.04%	4.21%	-4.61%	-3.79%	28.15%	79.92%	232.52%	52.73	6.18%	9.36	0.58%
Boston Part Mid Cap	BPMCX	9.08	15 +	10.26	8.30	-5.02%	4.49%	-4.82%	-5.86%	21.07%	72.67%	134.69%	55.52	5.98%	10.26	0.34%
Fidelity Low-Price Stock	FLPSX	37.57	16 -	43.85	35.33	-8.66%	1.32%	-8.79%	-7.98%	15.55%	66.78%	241.28%	51.93	5.54%	10.82	1.29%
Janus SmallCap Value	JSCVX	22.16	17 -	23.71	19.30	-0.31%	4.14%	-0.98%	-1.53%	20.13%	59.40%	235.49%	56.53	6.70%	7.99	5.07%
Artisan SmallCap Value	ARTVX	14.75	18 +	15.43	12.46	6.42%	3.80%	-1.93%	-0.55%	24.84%	85.93%	249.69%	54.95	6.88%	7.18	0.00%
Westwood Equity	WESWX	9.79	19 -	11.41	9.41	-10.43%	0.93%	-9.01%	-5.96%	25.08%	70.62%	107.92%	49.89	6.22%	10.24	0.44%
ABN AMRO/TAMRO LC Val	ATLVX	11.41	20 -	13.19	10.70	-8.94%	1.42%	-5.86%	-6.10%	15.46%	44.68%	--	50.34	5.84%	11.74	0.06%

Rankings continued on page 5

Name	Symbol	NAV	Rank	Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Aquinas Value	AQEIX	12.39	21	+	13.78	11.15	-5.20%	4.38%	-4.18%	-2.55%	22.43%	62.69%	58.52%	55.67	6.60%	8.93	0.69%
Marshall MidCap Value	MRVEX	12.15	22	+	14.20	11.38	-8.30%	2.79%	-6.47%	-9.81%	7.89%	50.25%	177.53%	52.08	5.75%	10.60	0.43%
TCW Equities Fund	TGLNX	13.57	23	-	15.56	12.89	-8.12%	1.19%	-6.35%	-7.26%	13.69%	45.10%	--	51.91	6.32%	8.73	0.24%
Gabelli Bl Chip Val AAA	GABBX	13.40	24	+	15.51	12.54	-5.70%	2.52%	-5.70%	-8.82%	14.35%	52.49%	--	53.75	5.98%	10.43	0.26%
HeartLand Value	HRTVX	39.35	25	+	45.16	35.54	-4.97%	2.18%	-6.00%	-6.31%	19.65%	53.20%	235.48%	51.68	5.23%	12.74	0.49%
ABN AMRO Value	RVALX	11.85	26	-	14.05	11.23	-12.07%	1.54%	-7.86%	-9.58%	18.93%	59.87%	67.58%	51.49	5.93%	11.07	1.20%
Wells Fargo Adv Sm Cap Val	SSMVX	27.21	27	-	31.75	26.28	-7.51%	1.34%	-9.15%	-5.97%	23.50%	89.80%	417.61%	52.56	6.61%	9.99	0.05%
FAM Value	FAMVX	42.24	28	+	48.81	38.25	-7.00%	3.71%	-4.99%	-9.59%	3.02%	34.88%	117.63%	55.31	6.11%	10.88	0.50%
Kobren Delphi Value	KDVRX	13.64	29	-	16.56	13.21	-10.03%	0.96%	-12.00%	-11.57%	6.05%	38.49%	--	49.34	6.10%	11.13	1.64%
Touchstone Divers Sm Cap Val	TCSVX	13.46	30	+	14.62	11.78	1.13%	3.30%	-3.58%	-2.00%	16.08%	63.78%	231.23%	54.33	7.59%	9.80	0.00%
Excelsior Val & Restruct	UMBIX	52.27	31	+	60.28	48.87	-7.64%	0.75%	-11.50%	-3.64%	22.32%	83.42%	195.51%	52.27	7.47%	9.83	1.15%
Loomis SmallCap Value	LSCRX	23.29	32	+	26.71	20.89	-4.63%	3.10%	-2.55%	-6.75%	20.26%	66.35%	186.79%	55.12	6.52%	12.20	0.00%
Northern Trust Small Cap	NOSGX	14.18	33	+	15.44	12.44	2.09%	3.73%	-0.49%	-3.19%	16.32%	68.35%	177.87%	54.69	7.61%	9.57	0.87%
Wells Fargo Adv Value	CBTAX	16.30	34	+	20.10	15.48	-12.69%	0.00%	-9.04%	-13.56%	5.64%	29.16%	--	47.04	5.55%	12.45	1.09%
Touchstone SmlCap Val Opp	TSVOX	16.65	35	-	19.40	15.66	-6.51%	-0.95%	-5.51%	-8.38%	7.77%	66.93%	--	50.78	6.71%	10.90	0.10%
Oak Value	OAKVX	20.00	36	+	23.75	18.73	-9.09%	4.00%	-6.27%	-11.15%	8.39%	26.99%	53.43%	53.79	6.20%	11.61	0.00%
TCWGalileo Value Opps	TGVNX	17.94	37	+	20.44	16.09	-3.96%	2.16%	-7.43%	-8.62%	9.28%	39.99%	--	51.38	6.81%	10.66	0.00%
Fidelity SmallCap Stock	FSLCX	15.59	38	-	18.56	14.57	-9.29%	0.52%	-4.92%	-9.96%	14.97%	58.40%	235.61%	52.08	6.02%	13.02	0.00%
CRM SmallCap Value	CRMSX	20.07	39	+	22.40	17.99	-1.71%	3.29%	-3.14%	-7.10%	16.21%	57.72%	197.57%	55.30	7.28%	9.18	0.21%
DWS Disciplined L/S Value	LSVSX	8.77	40	-	10.51	8.33	-9.31%	0.57%	-6.50%	-11.13%	--	--	--	52.54	6.41%	11.31	0.97%

BALANCED

Name	Symbol	NAV	Rank	Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Leuthold Core Investment	LCORX	17.09	1	+	18.74	16.46	-4.67%	-1.10%	-7.55%	3.72%	36.35%	82.59%	183.61%	46.26	3.45%	4.30	2.12%
Fidelity Capital & Inc	**FAGIX**	**8.05**	**2**	**-**	**8.59**	**7.84**	**-3.77%**	**-0.04%**	**-4.31%**	**-1.48%**	**15.10%**	**46.16%**	**91.86%**	**45.05**	**1.63%**	**4.60**	**6.58%**
Laudus Rosenberg Val L/S	BRMIX	10.26	3	+	10.76	10.01	-2.38%	1.38%	-1.25%	-0.08%	4.27%	13.48%	21.11%	56.20	2.76%	3.59	2.35%
Buffalo Balanced	BUFBX	11.37	4	+	12.22	11.01	-4.57%	1.97%	-5.50%	-0.85%	23.38%	61.36%	82.35%	50.02	3.30%	5.00	3.01%
DWS Conservative Allocation	SCPCX	11.49	5		12.44	11.42	-5.88%	-0.09%	-4.34%	-4.13%	10.16%	29.03%	41.79%	47.77	1.82%	5.06	3.82%
Wells Fargo Advantage Bal	STAAX	19.71	6	+	21.72	19.34	-7.57%	0.00%	-5.18%	-5.35%	9.59%	26.72%	32.81%	44.38	2.90%	5.66	2.18%
Fidelity Freedom 2010	FFFCX	13.44	7	+	14.78	13.30	-6.63%	0.07%	-5.35%	-3.68%	13.51%	33.33%	77.46%	49.46	2.83%	6.24	2.85%
Aston Montag & Cald Bal	MOBAX	18.98	8	+	19.93	17.95	-3.51%	1.39%	-2.84%	4.36%	18.70%	32.38%	49.16%	47.95	3.23%	5.03	1.38%
Oakmark Equity and Inc	OAKBX	26.92	9	-	28.50	25.47	0.15%	1.74%	-4.13%	5.53%	29.40%	59.87%	210.83%	52.42	2.85%	3.40	2.20%
Rainier Balanced	RIMBX	15.80	10	+	17.23	15.50	-7.11%	0.45%	-5.77%	-2.44%	17.93%	39.02%	76.99%	48.83	3.60%	5.65	1.68%
Westwood Balanced	WEBAX	10.95	11	+	11.78	10.68	-5.38%	0.83%	-5.12%	-1.23%	21.38%	50.44%	90.12%	50.54	3.55%	5.05	1.90%
UAM FPA Cresc Port	FPACX	25.15	12	-	26.45	23.43	1.15%	0.88%	-4.01%	2.77%	25.08%	56.96%	177.02%	52.25	3.07%	3.40	1.79%
Gabelli ABC	GABCX	9.92	13	-	9.96	9.52	1.22%	1.33%	-0.30%	4.14%	24.15%	33.54%	94.20%	65.38	0.95%	1.07	1.61%
Fidelity Conv Secs	FCVSX	25.72	14	+	29.59	24.94	-6.72%	-1.11%	-10.49%	-2.11%	29.76%	60.54%	183.35%	47.13	5.19%	8.09	2.84%
Fidelity Freedom 2000	FFFBX	11.80	15	-	12.24	11.69	-2.55%	0.43%	-2.24%	-0.39%	11.81%	23.97%	63.29%	51.99	1.40%	2.64	3.84%
Westport Fund	WPFRX	20.66	16	-	22.65	18.83	-2.13%	2.13%	-6.77%	1.75%	29.24%	76.61%	--	50.79	5.51%	6.60	0.18%
Arbitrage Fund	ARBFX	12.60	17	+	12.88	12.08	1.29%	2.44%	-1.56%	3.43%	14.88%	22.69%	--	65.01	2.01%	2.21	0.00%
Exeter Pro-Blend Conserv	EXDAX	12.00	18	+	12.12	11.58	-0.27%	1.87%	0.06%	2.03%	16.28%	32.00%	79.80%	58.80	1.43%	1.74	2.16%
Janus Balanced	JABAX	24.28	19	-	25.85	23.88	-3.36%	0.87%	-4.80%	0.99%	23.25%	46.97%	102.52%	50.17	2.76%	4.01	2.42%
Columbia Balanced	CBALX	24.02	20	+	25.52	23.28	-4.63%	1.44%	-3.98%	0.56%	19.67%	40.32%	59.35%	51.74	3.38%	4.70	2.56%
Aston Balanced	CHTAX	5.97	21	+	6.44	5.61	-3.98%	1.19%	-3.89%	-2.90%	8.00%	19.39%	52.88%	47.30	3.71%	7.20	1.52%
ValueLine Asset Alloc	VLAAX	20.53	22	+	22.55	19.63	-6.43%	0.64%	-5.65%	-1.16%	20.33%	53.57%	106.64%	51.45	4.68%	7.37	0.74%
ValueLine Income	VALIX	8.12	23	+	8.55	7.85	-2.90%	1.25%	-3.78%	-1.45%	19.77%	58.64%	131.97%	52.46	3.25%	4.41	2.07%
DWS Moderate Allocation	SPBAX	11.11	24	-	12.50	10.98	-8.11%	0.18%	-6.33%	-6.58%	9.94%	33.10%	46.57%	49.15	3.23%	7.69	3.82%
Fidelity Asset Mgr: Inc	FASIX	11.91	25	-	12.31	11.75	-2.45%	0.98%	-1.38%	-0.54%	13.75%	29.46%	65.95%	56.82	1.14%	2.63	3.99%
Fidelity Freedom 2020	FFFDX	13.88	26	+	15.89	13.66	-9.23%	-0.07%	-7.10%	-6.19%	15.35%	42.07%	80.42%	49.45	3.91%	8.92	2.22%
Mathers Fund	MATRX	10.51	27	+	10.54	10.41	0.57%	0.00%	0.00%	0.66%	7.04%	6.84%	5.31%	53.69	0.18%	0.18	2.60%
Aston/Optimum Mid Cap	CHTTX	26.67	28	+	30.03	25.09	-5.86%	0.11%	-8.76%	-1.34%	29.43%	70.73%	237.69%	48.42	6.19%	9.16	0.00%
USGlobal All Amer Equity	GBTFX	24.80	29	+	29.64	24.40	-13.77%	-2.86%	-10.11%	0.95%	30.40%	60.22%	22.83%	41.44	6.68%	10.82	0.00%
Dreyfus Founders Balanced	FRINX	9.43	30	+	9.87	8.69	-1.73%	0.00%	0.00%	1.22%	16.33%	34.61%	9.47%	66.52	2.94%	6.23	0.86%
Parnassus Equity Income	PRBLX	25.24	31	+	25.73	22.81	0.20%	2.02%	-0.49%	6.16%	33.10%	55.84%	190.70%	52.53	5.01%	5.02	4.78%
Pax World Balanced	PAXWX	22.70	32	-	25.40	22.18	-8.65%	1.11%	-7.04%	-4.88%	13.63%	41.40%	85.04%	49.82	4.07%	7.29	1.76%
1stSource Income Equity	FMIEX	14.16	33	-	15.63	13.64	-6.66%	1.51%	-6.53%	-2.88%	31.28%	82.93%	185.86%	51.57	4.65%	7.14	1.48%
Exeter Pro-Blend Moderate	EXBAX	12.21	34	+	12.95	11.49	-3.49%	2.26%	-2.03%	-1.86%	18.43%	45.38%	114.62%	54.70	3.01%	5.28	1.69%
Old Mutual Analytic Def Eqty	ANDEX	11.80	35	+	13.52	11.67	-11.01%	-1.67%	-9.44%	-10.72%	0.79%	38.74%	76.65%	45.11	4.43%	7.85	1.24%
Boston Part Lng/Sht Equity	BPLEX	15.17	36	+	15.23	13.58	11.88%	4.26%	0.80%	1.06%	16.02%	44.64%	--	60.29	4.61%	4.39	0.00%
SIT Balanced	SIBAX	16.10	37	-	17.54	15.59	-6.14%	2.16%	-4.82%	-2.00%	16.04%	39.61%	43.65%	51.91	3.65%	6.25	2.25%
TramPrem Balanced	TBAIX	24.28	38	+	27.84	23.28	-10.54%	1.08%	-6.94%	-4.72%	14.44%	39.92%	101.63%	49.37	4.99%	10.07	1.42%
Dreyfus Premier Balanced Opp	THPBX	16.49	39	-	18.22	15.97	-7.05%	1.66%	-5.28%	-4.51%	7.56%	23.47%	95.89%	52.16	3.82%	6.90	2.75%
Dreyfus Lifetime Gr & Inc	DGIIX	15.31	40	-	16.76	14.86	-6.25%	1.32%	-3.95%	-4.14%	13.16%	30.54%	47.99%	52.63	3.35%	6.72	3.25%

SECTOR - VARIOUS

Name	Symbol	NAV	Rank	Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Kinetics Medical Fund	MEDRX	19.79	1	+	20.59	17.51	-0.15%	-2.89%	-1.40%	3.73%	37.84%	50.15%	--	43.56	4.47%	5.72	0.50%
Fidelity Sel Consumer Staples	FDFAX	61.61	2	+	67.74	59.39	-7.39%	0.75%	-5.52%	1.91%	38.91%	82.94%	113.81%	46.84	4.05%	6.39	0.65%
Rydex Biotechnology	RYOIX	24.99	3	+	26.51	19.65	8.51%	-1.73%	10.87%	12.21%	18.04%	33.21%	223.63%	47.05	6.52%	9.96	0.00%
Janus Global Life Sciences	JAGLX	23.41	4	+	24.63	20.94	-2.82%	-1.22%	1.96%	6.22%	20.17%	64.40%	--	50.63	4.66%	7.05	0.00%
Rydex Consumer Products	RYCIX	35.44	5	+	39.67	33.85	-8.28%	1.03%	-3.90%	-1.64%	18.53%	47.88%	55.68%	46.71	4.12%	8.46	0.98%
Rydex Basic Materials	RYBIX	47.92	6	+	57.48	44.73	-6.61%	-4.58%	-13.27%	6.93%	67.70%	124.79%	116.08%	47.67	8.73%	8.09	0.19%
AIM Energy	FSTEX	44.11	7	+	55.95	36.61	-1.12%	0.25%	-16.55%	20.15%	72.10%	269.06%	663.28%	47.68	9.58%	9.90	0.00%
Rydex Energy Services	RYVIX	62.17	8	+	76.17	51.08	2.98%	-2.36%	-11.12%	11.80%	76.22%	227.90%	317.81%	46.43	9.86%	9.54	0.00%
Rydex Energy	RYEIX	28.12	9	+	35.00	24.48	-2.29%	-0.50%	-14.11%	13.03%	54.09%	205.07%	291.79%	48.06	9.40%	9.70	0.00%
Excelsior Ener & Nat Res	UMESX	25.29	10	+	32.30	21.52	0.72%	-1.40%	-15.46%	17.17%	70.04%	243.90%	508.00%	47.28	10.02%	9.87	0.05%
AIM Utilities	FSTUX	17.39	11	-	20.13	17.00	-12.28%	-1.02%	-11.13%	-3.60%	32.40%	115.95%	74.47%	47.05	4.83%	7.97	1.69%
Oak Assoc Health Sciences	LOGSX	11.85	12	+	12.60	10.57	-1.00%	1.80%	2.78%	-0.59%	0.08%	31.96%	--	49.47	4.57%	7.71	0.00%
Fidelity Sel Biotech	FBIOX	71.65	13	+	74.39	57.02	7.45%	-3.68%	9.99%	9.89%	21.96%	41.68%	167.52%	48.73	6.11%	10.79	0.00%
RS Invest Glob Nat Res	RSNRX	35.75	14	-	45.01	32.11	-5.85%	-1.05%	-16.49%	10.74%	49.34%	205.48%	534.29%	48.73	8.23%	9.61	0.01%
DWS Health Care	SCHLX	25.18	15	+	26.52	22.76	-2.14%	1.21%	1.98%	3.25%	18.83%	52.04%	163.31%	50.30	4.38%	7.15	0.00%
Fidelity Sel Med Sys/Equip	FSMEX	26.12	16	+	26.57	22.24	8.44%	4.48%	7.49%	15.22%	34.71%	82.75%	339.78%	54.63	4.57%	3.90	0.00%
ICON Energy	ICENX	31.80	17	+	37.38	27.74	-5.47%	0.25%	-10.62%	9.18%	58.26%	236.81%	838.63%	48.26	8.97%	9.75	0.29%
Fidelity Sel Chem	FSCHX	83.93	18	+	96.92	72.54	1.56%	0.17%	-6.55%	10.66%	57.62%	142.81%	260.75%	50.44	8.63%	7.89	0.66%
ProFunds Ultra Biotech	BIPIX	66.24	19	+	71.45	47.67	29.68%	-3.29%	21.41%	30.52%	18.35%	67.53%	--	46.77	9.06%	11.85	0.00%
Fidelity Sel Indus Mat	FSDPX	55.73	20	+	64.99	50.51	-4.70%	-2.19%	-11.29%	5.68%	68.50%	141.46%	265.92%	49.94	8.81%	8.09	0.59%
Touchstone Health & Biotech	THBCX	16.19	21	-	17.77	14.87	-6.47%	1.63%	1.38%	4.19%	22.28%	65.45%	--	50.86	4.36%	9.31	0.00%
Fidelity Sel Natural Res	FNARX	36.97	22	+	46.06	32.34	-6.53%	0.03%	-13.98%	14.07%	86.66%	246.23%	503.05%	49.56	10.24%	10.01	0.06%

Rankings continued on page 6

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Sel Energy Ser	FSESX	96.58	23 +	118.05	79.06	-0.96%	-1.71%	-10.40%	11.78%	89.22%	256.63%	664.67%	47.21	10.32%	10.89	0.00%
FBRGas Utility Indx	GASFX	19.73	24 -	21.49	18.72	-5.10%	0.92%	-6.99%	4.38%	32.09%	102.52%	148.60%	50.57	4.62%	5.72	2.48%
Allianz RCM Biotechnology	DRBNX	28.61	25 +	29.97	21.24	11.32%	-0.87%	17.59%	11.76%	7.84%	25.43%	307.65%	50.42	6.94%	13.18	0.00%
Rydex Health Care	RYHIX	15.20	26 +	16.49	13.80	-4.22%	1.06%	3.05%	-2.63%	10.95%	36.45%	50.12%	49.60	4.44%	9.21	0.00%
Fidelity Sel Natural Gas	FSNGX	43.29	27 -	57.69	37.90	-6.96%	0.53%	-18.55%	13.45%	51.54%	217.83%	538.50%	48.36	10.37%	11.24	0.00%
Fidelity Sel Utilities Gr	FSUTX	54.40	28 -	66.26	53.07	-15.36%	-2.68%	-13.07%	-6.27%	30.92%	98.09%	70.90%	44.43	5.54%	10.02	1.81%
USGlobal Global Res	PSPFX	14.92	29 -	20.69	13.87	-14.74%	-6.81%	-23.05%	6.41%	63.75%	305.06%	653.54%	44.98	9.87%	12.13	5.74%
Leuthold Select Industries	LSLTX	14.90	30 +	16.82	14.14	-9.37%	0.00%	-8.02%	-0.72%	39.83%	104.05%	--	49.96	6.84%	9.08	0.46%
ICON Materials	ICBMX	12.02	31 +	14.25	11.22	-7.68%	-1.88%	-11.88%	4.28%	70.43%	173.15%	221.13%	49.87	9.49%	9.33	0.42%
Gabelli Utilities	GABUX	7.96	32 -	8.63	7.55	-6.17%	1.90%	-4.77%	-0.98%	23.07%	78.38%	--	53.40	3.61%	6.93	9.93%
Fidelity Sel Energy	FSENX	60.91	33 +	76.79	54.44	-6.85%	0.68%	-14.48%	11.53%	68.42%	247.84%	462.72%	49.30	10.34%	10.22	0.02%
Rydex US Gov't Bond	RYGBX	11.54	34 -	11.97	10.01	3.52%	5.12%	7.80%	13.76%	8.65%	35.46%	59.69%	59.18	5.66%	5.66	3.50%
Fidelity Real Estate Income	FRIFX	9.50	35 -	10.48	9.22	-5.87%	0.85%	-3.45%	-6.07%	-0.63%	23.38%	--	54.92	2.15%	6.86	6.20%
Allianaz RCM Global Health	DGHCX	23.60	36 +	25.48	21.03	-4.34%	1.51%	4.52%	-1.42%	9.26%	29.67%	174.50%	49.06	4.66%	9.85	0.00%
Fidelity Sel Environmental	FSLEX	18.06	37 -	19.70	16.69	-6.71%	2.21%	-5.49%	2.86%	18.93%	48.20%	44.08%	52.46	6.05%	8.41	0.40%
AIM Gold & Precious Metals	FGLDX	6.66	38 +	8.97	5.92	-10.24%	-10.00%	-15.91%	12.09%	84.31%	125.35%	422.65%	46.12	11.01%	12.80	0.77%
Rydex Utilities	RYUIX	29.35	39 -	33.64	28.30	-10.02%	1.03%	-8.40%	-2.66%	18.49%	65.70%	--	49.83	4.95%	8.81	2.62%
Fidelity Sel Gold Portfolio	FSAGX	33.90	40 -	47.76	30.45	-14.65%	-12.49%	-17.09%	10.83%	89.30%	100.31%	506.55%	44.50	10.89%	14.32	0.00%

SECTOR - TECHNOLOGY/TELECOMMUNICATIONS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Firsthand Global Technology	GTFQX	4.91	1	5.50	4.32	-6.48%	0.00%	0.00%	0.20%	29.55%	15.53%	--	53.73	4.85%	11.87	0.00%
Firsthand Techn Innov	TIFQX	10.50	2	11.90	9.50	-10.71%	0.00%	0.00%	-3.31%	20.27%	-6.33%	57.57%	44.18	5.88%	11.18	0.00%
FBR LgCap Technology	FBRTX	10.07	3	12.06	9.73	-12.74%	0.70%	-7.19%	-8.04%	12.64%	38.04%	--	47.67	5.43%	13.10	0.00%
Janus Global Technology	JAGTX	13.99	4 +	16.50	12.24	-10.32%	4.33%	-6.36%	-2.06%	29.53%	45.79%	--	52.77	6.70%	15.18	0.42%
Northern Technology	NTCHX	12.38	5 +	15.20	11.52	-13.24%	0.57%	-5.71%	-8.36%	10.83%	20.19%	42.87%	46.47	6.52%	16.55	0.00%
Fidelity Sel Software Comp	FSCSX	68.44	6 +	84.84	63.26	-15.75%	0.75%	-11.12%	-0.70%	36.93%	51.11%	182.95%	46.83	7.53%	15.66	0.00%
Allianz RCM Technology	DGTNX	40.26	7 +	52.94	39.49	-19.58%	-1.06%	-12.57%	-8.58%	21.50%	51.71%	--	42.67	6.79%	17.98	0.00%
Rydex Technology	RYTIX	12.21	8 +	14.95	11.40	-11.52%	1.33%	-9.35%	-10.35%	10.00%	16.05%	15.39%	45.67	7.04%	15.83	0.00%
Oak Assoc Emerging Tech	BOGSX	2.44	9 -	2.94	2.30	-12.86%	3.39%	-10.95%	-3.17%	12.96%	19.02%	--	48.41	7.74%	13.97	0.00%
Buffalo Science & Tech	BUFTX	11.99	10 +	14.69	10.86	-9.34%	3.36%	-4.59%	-11.71%	14.51%	49.43%	--	48.89	6.13%	16.86	0.00%
Gamco Glob Telecomm	GABTX	21.32	11 -	27.77	20.87	-19.06%	0.19%	-12.01%	-15.19%	25.35%	78.36%	108.09%	49.13	5.18%	15.83	0.91%
Fidelity Sel Multimedia	FBMPX	33.21	12 +	41.55	30.20	-9.40%	5.40%	-7.52%	-15.68%	0.46%	10.68%	76.56%	55.57	6.27%	14.50	0.00%
Royce Technology Value	RYTVX	5.42	13 +	6.65	5.02	-9.36%	3.63%	-6.87%	-11.48%	5.66%	-1.80%	--	50.89	6.53%	15.81	0.00%
Guinnes Atkinson Global Innov	IWIRX	17.77	14 -	22.85	16.97	-18.04%	-0.22%	-10.93%	-12.59%	29.40%	59.87%	--	45.46	7.04%	15.27	0.53%
Kinetics Internet	WWWFX	28.36	15 -	37.52	26.63	-21.09%	2.24%	-11.35%	-11.61%	20.57%	36.94%	274.18%	55.30	6.06%	17.17	1.09%
Firsthand Tech Val	TVFQX	36.84	16 +	47.76	34.77	-17.27%	-0.54%	-7.62%	-11.08%	20.51%	23.79%	93.64%	47.49	6.86%	18.89	0.00%
ICON Information Tech	ICTEX	9.17	17 +	11.80	8.81	-17.01%	1.10%	-8.48%	-11.83%	8.01%	3.85%	177.60%	45.42	7.51%	18.30	0.00%
Oak Assoc Red Oak Tech Sel	ROGSX	7.07	18 +	8.96	6.55	-11.63%	1.43%	-9.01%	-13.25%	9.10%	13.12%	--	43.97	7.34%	16.66	0.00%
Kinetics New Paradigm	WWNPX	23.59	19 -	33.27	22.83	-23.88%	-1.09%	-14.93%	-14.54%	21.05%	93.65%	--	50.69	5.41%	19.29	0.46%
Fidelity Sel Comp	FDCPX	41.12	20 +	52.80	37.60	-14.95%	3.14%	-9.25%	-9.13%	16.42%	25.18%	45.89%	46.17	7.76%	19.37	0.00%
Firsthand Tech Leaders	TLFQX	19.39	21 +	25.32	18.42	-15.92%	3.03%	-10.23%	-14.09%	10.11%	23.42%	68.28%	47.76	6.99%	18.84	0.00%
AIM Technology	FTCHX	26.79	22 +	34.36	24.33	-12.42%	2.37%	-7.87%	-12.68%	9.44%	17.40%	7.49%	47.73	7.13%	19.89	0.00%
Columbia Technology	CMTFX	9.86	23	12.94	9.18	-17.83%	0.82%	-8.79%	-10.41%	25.60%	85.75%	--	47.31	7.55%	19.97	0.00%
Wireless Fund	WIREX	5.55	24 -	7.40	5.54	-20.26%	-3.98%	-13.55%	-12.32%	43.04%	49.19%	--	41.68	8.10%	17.44	0.00%
Kinetics Intern Emerg Gr	WWWEX	3.55	25 -	5.20	3.38	-27.55%	-3.27%	-17.63%	-22.60%	-9.75%	4.29%	--	49.51	5.96%	19.08	6.36%
Rydex Telecommunications	RYMIX	17.06	26	22.54	16.25	-15.42%	1.19%	-10.12%	-18.48%	11.95%	37.56%	-38.82%	49.78	7.13%	18.80	0.10%
Rydex Internet	RYIIX	39.07	27 +	51.22	36.80	-13.81%	0.93%	-11.57%	-11.68%	13.42%	33.96%	--	46.18	8.05%	19.35	0.34%
Fidelity Sel Comm Equipment	FSDCX	21.02	28 +	26.12	17.98	-6.41%	4.63%	-6.37%	-7.60%	11.93%	43.87%	70.00%	52.55	8.05%	20.11	0.00%
Firsthand E-Comm	TEFQX	3.83	29	5.19	3.60	-17.99%	1.86%	-11.34%	-13.35%	22.76%	32.53%	--	51.76	7.28%	21.32	0.00%
Fidelity Sel Technology	FSPTX	69.06	30 +	91.43	61.81	-15.08%	4.35%	-9.60%	-9.94%	13.87%	26.75%	90.60%	51.28	7.99%	22.16	0.00%

INTERNATIONAL - EXCLUDING BOND FUNDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Prudent Global Income	PSAFX	12.73	1	13.68	11.74	1.00%	-3.63%	-4.15%	8.23%	26.99%	38.09%	--	34.64	2.25%	2.74	6.15%
UBS Global Bond	BPGBX	9.95	2	10.51	9.94	-3.29%	-1.35%	-2.14%	-1.51%	2.21%	17.64%	52.29%	40.70	1.74%	2.66	4.48%
Fidelity Global Bal	FGBLX	20.82	3	23.19	20.59	-7.34%	-1.89%	-7.30%	-0.43%	26.07%	69.40%	115.49%	44.63	3.29%	6.38	1.44%
Matthews Asian Gr & Inc	MACSX	16.78	4 +	19.46	16.66	-11.92%	-3.06%	-10.42%	-2.10%	40.51%	114.83%	460.05%	41.64	4.45%	7.50	4.92%
Amidex 35 Israel	AMDEX	14.65	5 -	17.80	13.81	-8.55%	-4.00%	-17.42%	3.80%	39.86%	85.30%	--	33.67	5.40%	7.43	0.05%
UBS Global Allocation	BPGLX	12.60	6	14.57	12.23	-9.87%	0.40%	-8.30%	-8.30%	12.15%	47.55%	98.19%	49.65	3.97%	8.95	1.78%
Common Aust/New Zea	CNZLX	14.87	7 +	18.18	14.57	-14.15%	-1.52%	-10.58%	-5.81%	24.26%	94.32%	274.32%	48.81	5.04%	11.03	3.43%
Austin Global Eqty	AGEQX	19.73	8 +	23.53	19.27	-11.01%	-0.15%	-9.70%	-8.70%	23.13%	94.29%	96.62%	53.14	4.38%	11.62	2.36%
Pax World Growth Fund	PXWGX	11.07	9 +	12.96	10.59	-9.96%	1.56%	-8.72%	-6.54%	5.90%	41.04%	49.97%	50.31	5.87%	11.34	0.00%
Gamco Global Growth	GICPX	23.39	10 -	27.84	22.68	-13.02%	0.17%	-12.46%	-4.44%	24.16%	60.11%	85.94%	48.58	6.05%	10.47	0.37%
ThirdAve International Value	TAVIX	17.06	11 +	20.67	16.62	-8.96%	-1.33%	-11.01%	-11.96%	16.69%	102.31%	--	50.26	4.14%	11.25	3.35%
BBH International Equity	BBHEX	14.08	12 -	17.39	13.82	-15.13%	-2.49%	-12.82%	-10.69%	26.48%	82.39%	60.21%	44.78	5.59%	11.64	1.64%
SSgA Int'l Growth Opp	SINGX	12.23	13	14.97	11.98	-15.07%	-4.68%	-15.77%	-10.10%	26.03%	71.73%	67.19%	42.53	5.86%	10.50	1.73%
Fidelity Europe	FIEUX	33.92	14 -	43.85	33.25	-19.54%	-5.30%	-16.64%	-9.84%	26.34%	120.77%	94.30%	39.55	5.63%	12.75	1.58%
Oakmark Global	OAKGX	21.57	15 +	25.72	20.05	-10.50%	2.47%	-8.10%	-10.46%	29.26%	79.99%	--	53.71	5.79%	11.45	0.14%
Pioneer AMPAC Growth	PAPRX	17.05	16	19.42	15.89	-7.14%	2.53%	-6.52%	-5.82%	14.44%	24.94%	60.16%	50.86	6.17%	10.31	0.07%
ThomWhite International	TWWDX	17.69	17 -	22.51	17.28	-16.75%	-5.45%	-15.80%	-10.57%	47.30%	129.37%	141.60%	41.87	5.84%	12.65	1.55%
SIT Int'l Growth	SNGRX	16.45	18 -	20.19	16.07	-15.12%	-2.78%	-12.59%	-6.67%	28.64%	74.09%	13.98%	45.68	6.09%	11.47	1.10%
Fidelity Canada	FICDX	58.64	19 +	67.21	54.06	-4.50%	-0.37%	-10.58%	7.77%	64.33%	180.50%	440.92%	51.37	6.71%	10.97	0.70%
Gamco Global Opp	GABOX	17.34	20 +	21.90	16.98	-15.78%	-0.74%	-12.82%	-11.28%	21.01%	66.66%	107.97%	48.22	5.62%	13.44	0.57%
UBS Global Eqty	BPGEX	13.43	21 +	16.49	13.01	-12.57%	0.07%	-10.94%	-11.64%	12.54%	49.76%	82.83%	49.43	5.73%	12.86	0.00%
Julius Baer Int'l Equity	BJBIX	35.27	22 -	45.67	34.65	-19.18%	-4.29%	-15.44%	-12.68%	37.24%	115.11%	247.87%	41.09	5.10%	13.07	1.56%
Dreyfus Founders World Gr	FWWGX	16.05	23 +	20.01	15.75	-15.21%	-0.68%	-11.18%	-11.33%	20.41%	60.66%	30.51%	49.02	5.60%	13.89	0.00%
Fidelity Diver Int'l	FDIVX	33.07	24 -	42.30	32.44	-17.12%	-3.73%	-14.33%	-10.40%	30.33%	96.20%	181.34%	42.86	5.81%	13.44	1.19%
CreditSuisse Int'l Focus	WPMFX	15.96	25 -	19.77	15.52	-15.60%	-2.50%	-12.93%	-11.75%	27.81%	79.15%	98.00%	46.09	5.94%	12.04	1.19%
Janus Overseas	JAOSX	45.50	26 +	57.43	43.94	-15.60%	-2.30%	-15.85%	-3.38%	91.80%	193.77%	227.12%	45.06	6.92%	12.57	2.77%
Fidelity Europe Cap App	FECAX	21.47	27 -	27.75	20.88	-19.32%	-3.98%	-15.00%	-11.28%	34.72%	107.60%	117.49%	45.14	5.77%	13.58	1.96%
Columbia Acorn Intl Select	ACFFX	27.09	28 -	34.12	26.54	-13.77%	-3.97%	-13.47%	-5.85%	54.70%	150.07%	--	42.97	6.15%	13.57	0.59%
DWS Global Opportunity	SGSCX	36.16	29 +	45.98	35.42	-16.45%	-0.85%	-13.35%	-11.79%	20.36%	88.61%	171.02%	47.71	5.61%	14.57	0.69%
Fidelity Int'l Discovery	FIGRX	34.43	30 -	45.53	33.59	-20.08%	-4.99%	-15.28%	-11.97%	32.03%	100.97%	159.03%	42.07	5.59%	14.77	1.01%

Rankings continued on page 7

TAXABLE BONDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Strategic Inc	FSICX	10.11	1 +	10.31	9.74	-0.05%	-0.06%	-0.89%	3.85%	15.33%	37.52%	110.32%	45.89	0.98%	1.01	5.56%
Weitz Short-Intermediate Income	WEFIX	11.42	2	11.56	10.95	1.39%	0.26%	-0.59%	4.33%	12.45%	20.02%	57.65%	53.54	0.84%	0.70	3.89%
PIMCO Short-Term	PSHDX	9.78	3 +	9.81	9.46	1.19%	0.17%	0.27%	3.24%	11.66%	15.39%	--	51.78	0.66%	0.64	4.29%
SIT US Gov Secs	SNGVX	10.76	4 +	10.78	10.08	3.11%	0.70%	1.19%	6.74%	15.73%	23.48%	59.96%	53.81	1.06%	0.71	4.74%
Analytic Short-Term Gov't Inc	ANSTX	10.31	5 +	10.40	9.86	0.58%	-0.33%	0.45%	4.55%	12.44%	21.00%	59.09%	48.71	1.14%	0.72	3.94%
Wells FargoAdvantage S-T Bond	SSTBX	8.29	6 +	8.43	8.06	0.36%	0.47%	0.07%	2.81%	10.88%	16.19%	41.68%	47.82	0.83%	1.12	4.67%
WellsFar Mont Shrt Dur Govt	MNSGX	10.02	7 +	10.04	9.51	2.56%	0.62%	1.10%	5.36%	14.31%	18.23%	55.18%	54.80	0.85%	0.42	4.45%
Fidelity New Mkts Inc	FNMIX	14.23	8 +	14.48	13.38	0.39%	0.41%	-0.91%	6.36%	25.34%	63.19%	341.83%	58.83	1.07%	1.36	6.22%
Wells Fargo Advantage S-T Hi-Yield	STHBX	8.23	9 -	8.24	7.86	1.96%	0.52%	0.24%	4.74%	13.50%	23.72%	51.01%	61.65	0.63%	0.59	5.62%
Fidelity Spart Sh-Inter Muni	FSTFX	10.43	10 +	10.44	9.86	3.03%	0.85%	1.28%	5.75%	11.65%	15.95%	46.17%	68.29	0.56%	0.58	3.26%
Wells Fargo Adv Ultra Short Inc	STADX	8.53	11 -	8.74	8.50	-1.97%	0.33%	-1.11%	-0.13%	7.42%	12.38%	37.49%	45.42	0.71%	1.31	4.73%
Wells Fargo Adv Ultra Short Muni	SMUAX	4.76	12 -	4.76	4.56	2.32%	0.37%	0.85%	4.38%	11.29%	13.65%	33.68%	65.85	0.49%	0.18	4.38%
Managers Sh Dur Govt	MGSDX	9.53	13 +	9.55	9.25	1.02%	0.21%	0.34%	2.94%	11.93%	17.29%	47.22%	58.64	0.41%	0.41	4.12%
Marshall Intermed	MITFX	10.21	14 -	10.21	9.53	3.49%	1.43%	1.58%	7.14%	12.31%	18.89%	49.51%	72.47	0.88%	0.87	3.94%
Janus S-T Bond	JASBX	2.88	15 +	2.89	2.76	1.68%	0.61%	1.16%	4.51%	12.55%	17.43%	51.35%	59.22	0.99%	0.82	4.17%

FIDELITY FUNDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Growth																
Fidelity Contrafund	FCNTX	63.23	1	74.15	62.11	-12.63%	-0.46%	-9.09%	-3.91%	26.56%	72.42%	123.05%	46.27	5.37%	10.24	0.63%
Fidelity Focused Stock	FTQGX	12.63	2 +	13.95	11.34	-4.97%	0.80%	-6.03%	3.06%	25.54%	75.67%	55.43%	50.90	6.84%	9.93	0.45%
Fidelity Asset Mgr: Gr	FASGX	15.23	3 -	17.74	14.76	-10.36%	1.20%	-7.08%	-8.26%	10.24%	26.41%	40.97%	52.31	4.30%	10.40	2.41%
Fidelity Blue Chip Gr	FBGRX	39.62	4 +	45.93	37.58	-10.08%	1.98%	-6.42%	-5.52%	10.17%	27.07%	23.82%	49.95	6.05%	11.37	0.73%
Fidelity Sm Cap Retire	FSCRX	14.51	5 +	15.89	12.68	0.62%	5.30%	-1.09%	-5.46%	9.60%	51.73%	--	56.34	6.56%	8.87	0.42%
Fidelity Tax Mgd Stock	FTXMX	14.03	6 -	16.58	13.84	-12.64%	-0.78%	-9.83%	-8.54%	17.73%	57.76%	--	47.80	5.76%	10.66	0.49%
Fidelity Independence	FDFFX	25.27	7	29.86	23.82	-8.63%	-2.88%	-11.27%	6.09%	43.58%	77.08%	128.86%	46.91	8.42%	9.25	0.04%
Fidelity Spart Ext Mkt Indx	FSEMX	35.28	8 +	40.57	32.45	-6.55%	2.44%	-5.64%	-5.90%	19.22%	65.27%	117.53%	53.84	6.26%	11.55	1.20%
Fidelity Growth Comp	FDGRX	73.87	9	87.97	68.88	-10.97%	-2.90%	-8.95%	-2.63%	29.11%	61.59%	115.16%	45.20	6.51%	12.24	0.00%
Fidelity Leveraged Co	FLVCX	30.46	10 +	35.94	27.37	-5.78%	-1.42%	-12.22%	-1.98%	37.92%	134.29%	--	47.40	7.37%	10.72	1.21%
Fidelity Asset Mgr: Aggr	FAMRX	12.44	11	14.93	12.00	-12.08%	1.06%	-8.46%	-10.03%	13.38%	43.29%	--	51.59	5.12%	12.18	1.64%
Fidelity Growth Discovery	FDSVX	13.55	12 -	16.88	13.45	-16.33%	-2.06%	-10.73%	-6.76%	26.88%	48.51%	101.48%	44.54	5.92%	13.19	0.45%
Fidelity Worldwide	FWWFX	18.43	13 -	22.58	18.07	-13.76%	-2.07%	-11.56%	-5.99%	32.36%	75.39%	111.45%	47.04	6.03%	12.73	0.55%
Fidelity Disc Eqty	FDEQX	25.31	14 -	30.62	24.95	-14.26%	-0.16%	-9.22%	-9.58%	14.03%	49.52%	68.19%	47.91	5.74%	12.16	0.86%
Fidelity Stock Sel	FDSSX	25.67	15 -	30.75	24.57	-12.98%	1.10%	-8.39%	-8.91%	17.32%	44.94%	56.24%	50.00	6.11%	11.82	0.54%
Fidelity Spart Tot Mkt Indx	FSTMX	36.60	16	43.36	34.47	-10.26%	1.98%	-7.20%	-9.37%	13.97%	45.22%	61.40%	51.66	6.13%	11.74	1.56%
Fidelity Spart US Eqty Indx	FUSEX	45.49	17 +	54.21	42.96	-10.94%	1.81%	-7.25%	-10.09%	12.59%	39.91%	46.32%	51.17	6.18%	11.82	2.42%
Fidelity Spart Mkt Index	FSMKX	89.22	18	106.90	84.26	-11.43%	1.81%	-7.76%	-10.57%	11.94%	39.16%	45.63%	51.02	6.17%	11.92	1.84%
Fidelity Struct Lg Cap Gr	FSLGX	9.32	19 -	11.30	8.97	-12.98%	-0.21%	-7.72%	-10.09%	-0.05%	30.98%	--	49.34	5.67%	13.80	0.00%
Fidelity Trend	FTRNX	59.68	20 +	73.98	57.59	-15.60%	0.08%	-9.74%	-6.20%	19.94%	48.27%	82.00%	46.68	6.66%	14.37	0.09%
Fidelity New Mill	FMILX	25.60	21	31.23	24.33	-13.82%	0.75%	-7.68%	-7.38%	27.76%	49.64%	218.92%	50.85	6.26%	14.41	0.06%
Fidelity Mag	FMAGX	76.86	22 -	94.10	74.38	-15.40%	0.68%	-11.32%	-7.64%	13.68%	34.66%	46.09%	49.35	6.75%	12.51	0.38%
Fidelity Dividend Growth	FDGFX	26.14	23	31.95	24.04	-11.09%	2.95%	-5.90%	-14.24%	7.83%	23.47%	58.12%	53.22	6.20%	13.77	1.40%
Fidelity Exp & Multinat'l	FEXPX	21.91	24	27.28	21.11	-14.85%	1.15%	-9.84%	-8.33%	14.54%	53.91%	154.25%	49.38	6.71%	14.51	0.08%
Fidelity Mid Cap Stk	FMCSX	25.81	25	31.77	24.12	-10.95%	-1.04%	-10.58%	-11.81%	19.53%	52.71%	162.93%	47.33	6.83%	13.38	0.00%
Fidelity Struct Mid Cap Gr	**FSMGX**	**11.76**	**26 +**	**14.31**	**11.02**	**-13.02%**	**1.55%**	**-9.61%**	**-10.77%**	**2.09%**	**38.94%**	**--**	**51.64**	**7.03%**	**13.51**	**0.00%**
Fidelity OTC	FOCPX	44.59	27 -	56.15	40.34	-13.53%	-0.76%	-7.95%	-5.59%	26.07%	51.69%	86.52%	46.60	7.50%	17.49	0.00%
Fidelity Capital App	FDCAX	22.85	28 +	29.71	22.04	-14.61%	-3.38%	-9.47%	-13.96%	8.37%	38.69%	98.00%	47.63	6.81%	16.91	0.42%
Fidelity Fifty	FFTYX	18.28	29 -	23.60	17.81	-15.99%	-1.69%	-11.82%	-15.13%	15.05%	31.67%	123.32%	47.69	6.85%	16.52	0.00%
Fidelity LargeCap Stock	FLCSX	15.81	30	20.28	14.65	-18.05%	1.35%	-11.35%	-14.26%	11.98%	31.10%	30.22%	51.69	7.27%	15.53	0.56%
Value																
Fidelity Low-Price Stock	FLPSX	37.57	1	43.85	35.33	-8.66%	1.32%	-8.79%	-7.98%	15.55%	66.78%	241.28%	51.93	5.54%	10.82	1.29%
Fidelity SmallCap Stock	FSLCX	15.59	2	18.56	14.57	-9.29%	0.52%	-4.92%	-9.96%	14.97%	58.40%	235.61%	52.08	6.02%	13.02	0.00%
Fidelity Struct Mid Cap Val	FSMVX	14.57	3	17.55	13.76	-10.50%	1.18%	-6.78%	-10.76%	11.30%	64.18%	--	52.85	6.38%	12.52	0.30%
Fidelity Struct Lg Cap Val	FSLVX	12.34	4	15.55	11.73	-14.90%	0.24%	-9.06%	-14.47%	9.55%	51.89%	--	51.31	6.45%	13.99	0.88%
Fidelity Equity Inc II	FEQTX	19.30	5	24.07	17.85	-14.18%	1.37%	-8.97%	-14.36%	6.10%	29.99%	60.92%	52.46	6.94%	13.15	1.99%
Fidelity Value	FDVLX	67.66	6 +	82.84	61.76	-9.80%	3.19%	-7.91%	-13.05%	12.46%	64.45%	160.66%	53.98	6.98%	14.19	0.66%
Fidelity Equity Inc	FEQIX	45.49	7	58.20	42.26	-14.67%	1.20%	-10.43%	-17.32%	8.57%	37.75%	68.22%	51.82	6.92%	14.16	2.27%
Fidelity Sm Cap Independ	FDSCX	16.66	8 +	21.87	15.89	-16.32%	1.09%	-8.11%	-16.37%	6.74%	48.33%	100.00%	52.39	6.56%	19.25	0.00%
Fidelity Blue Chip Value	FBCVX	12.15	9 -	15.72	11.30	-16.78%	0.66%	-11.83%	-16.80%	6.60%	42.11%	--	51.47	7.17%	14.27	1.06%
Fidelity Value Strat	FSLSX	24.75	10	31.78	22.64	-14.00%	3.25%	-9.93%	-15.69%	10.59%	40.14%	164.96%	53.81	7.21%	16.61	0.00%
Balanced																
Fidelity Capital & Inc	**FAGIX**	**8.05**	**1**	**8.59**	**7.84**	**-3.77%**	**-0.04%**	**-4.31%**	**-1.48%**	**15.10%**	**46.16%**	**91.86%**	**45.05**	**1.63%**	**4.60**	**6.58%**
Fidelity Freedom 2010	FFFCX	13.44	2 +	14.78	13.30	-6.63%	0.07%	-5.35%	-3.68%	13.51%	33.33%	77.46%	49.46	2.83%	6.24	2.85%
Fidelity Conv Secs	FCVSX	25.72	3 +	29.59	24.94	-6.72%	-1.11%	-10.49%	-2.11%	29.76%	60.54%	183.35%	47.13	5.19%	8.09	2.84%
Fidelity Freedom 2000	FFFBX	11.80	4 -	12.24	11.69	-2.55%	0.43%	-2.24%	-0.39%	11.81%	23.97%	63.29%	51.99	1.40%	2.64	3.84%
Fidelity Asset Mgr: Inc	FASIX	11.91	5 -	12.31	11.75	-2.45%	0.98%	-1.38%	-0.54%	13.75%	29.46%	65.95%	56.82	1.14%	2.63	3.99%
Fidelity Freedom 2020	FFFDX	13.88	6 +	15.89	13.66	-9.23%	-0.07%	-7.10%	-6.19%	15.35%	42.07%	80.42%	49.45	3.91%	8.92	2.22%
Fidelity Asset Manager	FASMX	14.16	7 -	15.67	13.83	-6.95%	1.22%	-4.37%	-4.85%	11.59%	26.41%	62.61%	53.10	3.01%	7.35	3.55%
Fidelity Puritan	**FPURX**	**17.07**	**8 +**	**19.22**	**16.72**	**-8.37%**	**0.77%**	**-5.14%**	**-6.18%**	**15.21%**	**40.68%**	**76.80%**	**51.22**	**3.76%**	**8.17**	**3.52%**
Fidelity Freedom 2030	FFFEX	14.08	9 +	16.66	13.80	-11.37%	-0.21%	-8.45%	-8.41%	15.63%	45.32%	--	49.21	4.81%	11.04	1.65%
Fidelity Balanced	FBALX	17.71	10 -	20.06	17.20	-8.16%	1.26%	-6.79%	-5.95%	17.90%	50.37%	117.10%	52.60	4.40%	8.41	2.74%
Fidelity Freedom 2040	FFFFX	8.23	11 +	9.84	8.05	-12.02%	-0.24%	-8.96%	-9.13%	15.72%	47.56%	--	49.20	5.10%	11.67	1.55%
Fidelity Fund	FFIDX	33.34	12 -	39.66	32.34	-13.34%	0.33%	-9.01%	-4.68%	21.91%	47.70%	55.15%	50.22	5.98%	11.08	1.03%
Fidelity Four In One Indx	FFNOX	27.42	13	31.80	26.36	-9.69%	0.88%	-7.27%	-8.08%	15.70%	47.29%	--	50.93	4.88%	10.05	2.16%
Fidelity Congress Street	CNGRX	451.59	14	512.18	435.32	-8.80%	1.58%	-4.35%	-5.69%	20.21%	42.74%	63.64%	50.79	4.98%	9.17	2.00%
Fidelity Growth & Inc II	FGRTX	9.86	15 +	12.14	9.28	-14.87%	0.66%	-8.52%	-11.41%	14.40%	28.73%	--	50.46	6.24%	13.12	0.94%
Fidelity Value Discovery	FVDFX	15.34	16 -	19.07	14.14	-14.49%	1.59%	-9.39%	-13.05%	17.24%	65.02%	--	51.66	7.14%	13.88	0.65%
Fidelity Growth & Inc	FGRIX	22.14	17	29.42	19.67	-17.85%	1.89%	-9.88%	-18.81%	-5.15%	12.40%	19.03%	53.27	8.09%	16.09	1.53%
Sector-Var																
Fidelity Sel Food & Agri	FDFAX	61.61	1 +	67.74	59.39	-7.39%	0.75%	-5.52%	1.91%	38.91%	82.94%	113.81%	46.84	4.05%	6.39	0.65%
Fidelity Sel Biotech	FBIOX	71.65	2 +	74.39	57.02	7.45%	-3.68%	9.99%	9.89%	21.96%	41.68%	167.52%	48.73	6.11%	10.79	0.00%
Fidelity Sel Med Sys/Equip	FSMEX	26.12	3 +	26.57	22.24	8.44%	4.48%	7.49%	15.22%	34.71%	82.75%	339.78%	54.63	4.57%	3.90	0.00%
Fidelity Sel Chem	FSCHX	83.93	4 +	96.92	72.54	1.56%	0.17%	-6.55%	10.66%	57.62%	142.81%	260.75%	50.44	8.63%	7.89	0.66%
Fidelity Sel Indus Mat	FSDPX	55.73	5 +	64.99	50.51	-4.70%	-2.19%	-11.29%	5.68%	68.50%	141.46%	265.92%	49.94	8.81%	8.09	0.59%
Fidelity Sel Natural Res	FNARX	36.97	6 +	46.06	32.34	-6.53%	0.03%	-13.98%	14.07%	86.66%	246.23%	503.05%	49.56	10.24%	10.01	0.06%
Fidelity Sel Energy Ser	FSESX	96.58	7 +	118.05	79.06	-0.96%	-1.71%	-10.40%	11.78%	89.22%	256.63%	664.67%	47.21	10.32%	10.89	0.00%
Fidelity Sel Natural Gas	FSNGX	43.29	8 -	57.69	37.90	-6.96%	0.53%	-18.55%	13.45%	51.54%	217.83%	538.50%	48.36	10.37%	11.24	0.00%
Fidelity Sel Utilities Gr	FSUTX	54.40	9 -	66.26	53.07	-15.36%	-2.68%	-13.07%	-6.27%	30.92%	98.09%	70.90%	44.43	5.54%	10.02	1.81%
Fidelity Sel Energy	FSENX	60.91	10 +	76.79	54.44	-6.85%	0.68%	-14.48%	11.53%	68.42%	247.84%	462.72%	49.30	10.34%	10.22	0.02%
Fidelity Real Estate Income	FRIFX	9.50	11 -	10.48	9.22	-5.87%	0.85%	-3.45%	-6.07%	-0.63%	23.38%	--	54.92	2.15%	6.86	6.20%
Fidelity Sel Environmental	FSLEX	18.06	12 -	19.70	16.69	-6.71%	2.21%	-5.49%	2.86%	18.93%	48.20%	44.08%	52.46	6.05%	8.41	0.40%

Rankings continued on page 8

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Sector-Var																
Fidelity Sel Gold Portfolio	FSAGX	33.90	13 -	47.76	30.45	-14.65%	-12.49%	-17.09%	10.83%	89.30%	100.31%	506.55%	44.50	10.89%	14.32	0.00%
Fidelity Sel Cyclical Ind	FCYIX	20.72	14 +	23.23	19.10	-6.60%	1.87%	-5.99%	-2.05%	35.90%	102.39%	174.23%	53.61	6.74%	9.34	0.28%
Fidelity Sel BusServ/OutSrc	FBSOX	16.77	15 +	17.64	13.86	0.36%	3.14%	-1.76%	5.92%	38.28%	71.87%	153.63%	55.99	6.94%	9.89	0.00%
Fidelity Sel Pharm	FPHAX	10.39	16 -	12.00	9.75	-10.03%	1.66%	1.07%	-4.75%	22.15%	42.72%	--	48.86	5.01%	12.65	0.80%
Fidelity Sel Indus Equip	FSCGX	31.30	17 +	36.28	29.44	-11.40%	1.20%	-7.59%	-4.31%	35.89%	80.86%	116.19%	52.36	6.78%	10.05	0.53%
Fidelity Sel Health Care	FSPHX	108.00	18 -	123.49	99.55	-10.20%	2.63%	0.53%	-4.29%	11.00%	44.65%	67.48%	52.64	4.48%	12.12	0.27%
Fidelity Utility	FIUIX	17.14	19 -	21.03	16.63	-15.36%	0.59%	-12.08%	-13.75%	23.52%	79.27%	52.21%	49.58	5.51%	11.55	2.40%
Fidelity Sel Leisure	FDLSX	66.43	20 -	83.48	58.90	-13.28%	3.76%	-5.91%	-11.76%	12.50%	40.85%	89.58%	51.82	7.67%	16.82	0.70%
Fidelity Real Estate	FRESX	26.49	21 +	32.37	23.22	2.24%	-0.64%	-7.86%	-7.58%	13.79%	85.53%	225.08%	51.36	11.21%	13.56	1.48%
Fidelity Sel Transport	FSRFX	45.08	22 +	50.24	38.61	1.49%	1.65%	-2.42%	-5.19%	24.80%	70.30%	231.22%	56.82	8.99%	12.39	0.24%
Fidelity Sel Automotive	FSAVX	28.37	23 -	46.21	26.44	-24.12%	-1.90%	-19.47%	-29.16%	-17.82%	0.75%	35.58%	45.35	9.84%	25.85	0.32%
Fidelity Sel Medical Del	FSHCX	41.07	24 -	52.80	36.31	-21.19%	5.52%	-3.48%	-12.82%	-1.70%	103.91%	151.90%	53.82	5.58%	19.12	0.06%
Fidelity Sel Brok/Invmnt	FSLBX	51.27	25	68.25	43.50	-20.09%	2.17%	-12.48%	-13.16%	12.82%	55.26%	168.68%	53.85	8.95%	18.31	1.46%
Fidelity Sel Def & Aero	FSDAX	70.07	26 -	89.25	63.23	-15.60%	4.07%	-9.02%	-13.05%	23.30%	95.99%	232.00%	55.35	6.63%	16.27	0.25%
Fidelity Sel Consumer Ind	FSCPX	19.35	27 -	24.07	16.85	-7.90%	6.44%	-5.19%	-15.21%	-1.60%	15.24%	26.81%	55.64	7.73%	15.53	0.00%
Fidelity Sel Retail	FSRPX	38.78	28 -	46.49	33.07	-5.21%	5.64%	-2.64%	-13.32%	1.93%	29.46%	49.63%	54.39	8.94%	14.57	0.00%
Fidelity Sel Insurance	FSPCX	45.13	29 -	70.05	39.53	-28.28%	3.91%	-11.11%	-29.78%	-17.42%	11.89%	92.94%	53.80	8.85%	22.03	0.42%
Fidelity Sel Const & Hous	FSHOX	32.49	30 -	37.85	27.59	-1.42%	6.70%	-5.88%	-10.31%	-6.43%	50.21%	128.61%	57.77	10.74%	12.50	0.42%
Fidelity Sel Paper & For	FSPFX	27.86	31	33.93	23.82	-11.08%	4.31%	-5.40%	-12.04%	11.64%	13.08%	80.54%	57.97	8.55%	17.19	3.91%
Fidelity Sel Financial Svcs	FIDSX	70.47	32 +	112.85	58.54	-26.21%	0.11%	-14.34%	-32.41%	-19.40%	0.14%	41.46%	52.80	11.25%	23.81	1.15%
Fidelity Sel Air Trans	FSAIX	29.54	33 -	45.90	24.17	-23.54%	4.64%	-5.08%	-29.93%	3.75%	33.62%	120.51%	53.91	10.65%	27.35	0.00%
Fidelity Sel Banking	FSRBX	19.24	34 +	30.30	13.97	-20.89%	2.67%	-11.82%	-33.51%	-26.75%	-11.08%	25.03%	54.77	13.51%	24.12	2.02%
Fidelity Sel Home Finance	FSVLX	18.27	35 -	39.80	14.41	-35.65%	-0.22%	-25.88%	-51.90%	-53.48%	-44.87%	-13.99%	53.24	15.36%	32.76	1.91%
Sector-Tech																
Fidelity Sel Software Comp	FSCSX	68.44	1	84.84	63.26	-15.75%	0.75%	-11.12%	-0.70%	36.93%	51.11%	182.95%	46.83	7.53%	15.66	0.00%
Fidelity Sel Multimedia	FBMPX	33.21	2	41.55	30.20	-9.40%	5.40%	-7.52%	-15.68%	0.46%	10.68%	76.56%	55.57	6.27%	14.50	0.00%
Fidelity Sel Comp	FDCPX	41.12	3	52.80	37.60	-14.95%	3.14%	-9.25%	-9.13%	16.42%	25.18%	45.89%	46.17	7.76%	19.37	0.00%
Fidelity Sel Develop Comm	FSDCX	21.02	4	26.12	17.98	-6.41%	4.63%	-6.37%	-7.60%	11.93%	43.87%	70.00%	52.55	8.05%	20.11	0.00%
Fidelity Sel Technology	FSPTX	69.06	5	91.43	61.81	-15.08%	4.35%	-9.60%	-9.94%	13.87%	26.75%	90.60%	51.28	7.99%	22.16	0.00%
Fidelity Select Wireless	FWRLX	7.00	6 +	9.67	6.55	-18.98%	1.16%	-9.79%	-17.20%	16.88%	115.10%	--	47.68	8.15%	22.57	0.34%
Fidelity Sel Telecomm	FSTCX	41.32	7 -	60.89	38.95	-20.40%	4.13%	-9.29%	-25.87%	15.17%	50.25%	12.78%	54.69	7.61%	23.56	0.90%
Fidelity Sel Electronics	FSELX	37.62	8	51.76	35.62	-17.50%	3.32%	-10.68%	-22.15%	-9.50%	0.68%	80.54%	45.87	8.13%	20.06	0.31%
Fidelity Sel Netw & Infra	FNINX	2.10	9	2.97	1.81	-15.32%	3.45%	-7.89%	-19.23%	-4.55%	-6.67%	--	48.46	7.80%	26.89	0.00%
Global																
Fidelity Global Bal	FGBLX	20.82	1	23.19	20.59	-7.34%	-1.89%	-7.30%	-0.43%	26.07%	69.40%	115.49%	44.63	3.29%	6.38	1.44%
Fidelity Europe	FIEUX	33.92	2	43.85	33.25	-19.54%	-5.30%	-16.64%	-9.84%	26.34%	120.77%	94.30%	39.55	5.63%	12.75	1.58%
Fidelity Canada	FICDX	58.64	3	67.21	54.06	-4.50%	-0.37%	-10.58%	7.77%	64.33%	180.50%	440.92%	51.37	6.71%	10.97	0.70%
Fidelity Diver Int'l	FDIVX	33.07	4 +	42.30	32.44	-17.12%	-3.73%	-14.33%	-10.40%	30.33%	96.20%	181.34%	42.86	5.81%	13.44	1.19%
Fidelity Europe Cap App	FECAX	21.47	5 -	27.75	20.88	-19.32%	-3.98%	-15.00%	-11.28%	34.72%	107.60%	117.49%	45.14	5.77%	13.58	1.96%
Fidelity Int'l Discovery	FIGRX	34.43	6	45.53	33.59	-20.08%	-4.99%	-15.28%	-11.97%	32.03%	100.97%	159.03%	42.07	5.59%	14.77	1.01%
Fidelity Latin America	FLATX	55.20	7	72.37	50.66	-10.98%	-6.38%	-22.30%	8.77%	133.14%	406.69%	625.86%	43.89	9.87%	11.13	1.24%
Fidelity Spart Int'l Index	FSIIX	39.05	8	50.37	38.13	-17.35%	-4.03%	-14.76%	-13.41%	26.73%	89.18%	83.82%	44.17	5.86%	13.77	2.41%
Fidelity Int'l SmallCap	FISMX	19.08	9	25.74	18.64	-17.40%	-4.74%	-16.32%	-14.39%	19.98%	122.58%	--	41.35	5.34%	16.68	0.44%
Fidelity Emerging Mkts	FEMKX	24.95	10	35.93	24.53	-26.29%	-7.56%	-23.47%	-10.60%	77.88%	198.30%	375.66%	36.24	7.13%	16.33	0.65%
Fidelity Overseas	FOSFX	37.65	11	51.77	36.73	-22.19%	-3.63%	-16.89%	-13.78%	31.15%	85.14%	88.63%	43.32	6.44%	16.62	1.16%
Fidelity Nordic	FNORX	36.07	12	49.16	35.46	-20.48%	-5.77%	-18.25%	-13.86%	39.77%	153.14%	187.01%	40.41	7.08%	15.80	3.79%
Fidelity Aggr Int'l Value	FIVFX	12.05	13 +	16.63	11.58	-20.36%	-4.44%	-17.80%	-20.13%	7.39%	39.77%	74.16%	45.48	5.98%	17.19	0.80%
Fidelity Japan	FJPNX	11.86	14 -	15.72	11.71	-17.29%	-7.49%	-17.70%	-20.07%	2.97%	38.37%	96.40%	39.38	6.86%	13.50	0.24%
Fidelity China Region	FHKCX	24.19	15 -	36.13	23.37	-22.39%	-5.29%	-17.16%	-8.87%	57.57%	116.73%	315.08%	45.33	8.55%	23.16	1.05%
Fidelity Japan Sm Comp	FJSCX	8.82	16	12.39	8.63	-20.04%	-5.67%	-14.12%	-24.69%	-27.35%	18.52%	172.86%	42.96	5.89%	19.21	0.17%
Fidelity Pacific Basin	FPBFX	20.90	17	32.94	20.48	-30.79%	-8.21%	-21.78%	-24.20%	24.30%	73.32%	175.88%	37.44	6.50%	22.17	0.71%
Fidelity Int'l SmallCap Opp	FSCOX	11.25	18	16.93	10.99	-21.98%	-7.86%	-19.59%	-23.32%	25.48%		--	38.10	7.07%	21.95	0.39%
Bonds																
Fidelity Strategic Inc	FSICX	10.11	1	10.31	9.74	-0.05%	-0.06%	-0.89%	3.85%	15.33%	37.52%	110.32%	45.89	0.98%	1.01	5.56%
Fidelity New Mkts Inc	FNMIX	14.23	2 +	14.48	13.38	0.39%	0.41%	-0.91%	6.36%	25.34%	63.19%	341.83%	58.83	1.07%	1.36	6.22%
Fidelity Spart Sh-Inter Muni	FSTFX	10.43	3	10.44	9.86	3.03%	0.85%	1.28%	5.75%	11.65%	15.95%	46.17%	68.29	0.56%	0.58	3.26%
Fidelity Spart Int Muni Inc	FLTMX	9.95	4 -	9.96	9.44	2.12%	1.13%	1.04%	5.40%	11.28%	22.33%	57.73%	64.37	0.83%	1.05	3.88%
Fidelity U.S. Gov't Reserves	FGRXX	1.00	5 -	1.00	0.96	1.65%	0.18%	0.55%	3.67%	13.45%	16.64%	41.11%	100.00	0.28%	0.00	3.67%
Fidelity Interm Govt Inc	FSTGX	10.41	6 +	10.48	9.65	3.35%	1.14%	1.88%	7.89%	16.67%	22.87%	66.62%	59.38	1.42%	1.27	4.26%
Fidelity S-T Bond	FSHBX	8.31	7 +	8.47	8.21	-1.01%	0.19%	0.60%	0.31%	6.44%	11.24%	48.16%	49.48	0.81%	1.66	4.46%
Fidelity GNMA	FGMNX	10.91	8 -	10.93	10.19	2.69%	1.70%	1.58%	7.06%	15.82%	24.85%	67.77%	58.91	1.66%	1.01	5.19%
Fidelity Total Bond	FTBFX	10.07	9 +	10.21	9.74	0.28%	0.91%	0.33%	3.42%	10.62%	22.50%	--	53.77	1.55%	1.21	5.12%
Fidelity Spart Muni Inc	FHIGX	12.34	10 -	12.50	11.82	0.57%	1.17%	0.48%	4.06%	9.47%	23.59%	62.82%	56.14	1.18%	1.90	4.20%
Fidelity Gov't Income	FGOVX	10.46	11 -	10.52	9.68	3.33%	1.59%	2.04%	8.11%	16.42%	26.18%	68.63%	60.87	1.63%	1.33	4.40%
Fidelity High Income	SPHIX	8.21	12 -	8.48	7.96	-0.57%	0.27%	-2.56%	1.77%	14.97%	39.70%	53.79%	48.25	1.12%	2.69	7.71%
Fidelity US Bond Indx	FBIDX	10.73	13 -	10.81	10.24	1.17%	1.04%	1.05%	4.75%	11.95%	22.36%	68.74%	54.91	1.70%	1.06	4.98%
Fidelity Interm Bond	FTHRX	9.85	14 +	10.07	9.64	-0.49%	0.66%	0.35%	2.16%	8.81%	16.63%	60.79%	50.09	1.51%	1.66	4.84%
Fidelity Ultra-Short Bond	FUSFX	8.25	15	9.25	8.19	-6.95%	0.04%	0.02%	-9.58%	-6.01%	-2.70%	--	37.34	0.63%	7.30	3.78%
Fidelity Floating Rate Hi Inc	FFRHX	9.36	16	9.41	8.70	0.69%	0.35%	0.31%	3.28%	12.02%	21.97%	--	58.15	0.90%	2.43	5.73%
Fidelity Inflat-Protected Bond	**FINPX**	**11.31**	**17 -**	**11.56**	**10.26**	**4.22%**	**1.28%**	**2.13%**	**10.25%**	**14.88%**	**32.08%**	**--**	**52.11**	**2.40%**	**2.36**	**1.88%**
Fidelity Freedom Inc	FFFAX	10.92	18	11.19	10.83	-1.60%	0.46%	-1.52%	0.45%	11.68%	22.22%	56.31%	52.16	1.14%	1.84	4.18%
Fidelity Invest Gr Bond	FBNDX	6.89	19	7.12	6.81	-1.59%	0.67%	-0.02%	0.74%	6.70%	17.22%	59.98%	51.48	1.73%	2.34	4.84%
Fidelity Mortg Secs	FMSFX	10.11	20	10.29	9.90	-0.36%	1.50%	1.11%	0.50%	4.85%	13.54%	55.78%	58.86	1.60%	2.11	5.16%

Fidelity Navigator (ISSN: 1541-8529) is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Suite 10, Wappingers Falls, NY 12590, 877-585-2785. Subscription rate: $99 per year. The Company and/or its affiliates receive no compensation, directly or indirectly, in consideration of mentioning any mutual fund in this publication. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on January 1st, 2001 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

ANNUITY RATINGS

Fidelity Navigator's Annuity Fund Ratings through August 29, 2008

			As of 8/29/08		Monthly Returns (As of 7/31/08)				Average AnnualReturns (As of 7/31/08)			
Name	Symbol	NAV	1-Week	YTD	1-Month	3-Month	6-Month	1-Year	3-Year	5-Year	10-Year	Life
Fidelity Annuity Fund Options												
VIP Asset Manager	FAVAM	$37.30	0.05	-5.51	-6.03	-3.53	0.46	3.63	6.21	6.48	3.55	7.35
VIP Asset Manager: Growth	FAVAG	$24.55	-0.02	-7.59	-7.25	-4.67	0.76	3.31	6.61	7.13	2.47	7.02
VIP Balanced	FAVBB	$16.98	0.49	-9.24	-3.07	-6.65	-5.14	-7.58	4.11	4.80	2.37	5.60
VIP Consumer Discretionary	FAVCI	$10.42	-0.12	-8.31	1.37	-9.66	-12.29	-21.33	-4.69	1.46	--	-0.48
VIP Contrafund	FAVCF	$43.54	-0.28	-15.71	-4.13	-10.06	-8.53	-9.06	5.26	10.39	6.16	11.40
VIP Dynamic Capital Appreciation	FAVDC	$13.53	-0.53	-15.62	-4.10	-6.19	-8.13	-14.48	4.22	6.83	--	-1.83
VIP Energy	FAVNR	$29.61	0.52	-7.30	-18.71	-8.84	5.49	11.12	21.54	27.90	--	17.36
VIP Equity-Income	FAVEI	$58.44	0.53	-15.72	-1.64	-12.37	-11.62	-18.95	1.14	6.12	3.22	8.66
VIP Financial Services	FAVFS	$9.63	2.81	-26.05	4.06	-18.01	-23.68	-31.20	-7.60	-0.33	--	-0.60
VIP Growth	FAVGR	$63.25	-0.83	-17.22	-4.58	-6.12	-5.41	-4.99	5.25	6.74	2.34	9.27
VIP Growth & Income	FAVGI	$18.78	-0.54	-13.46	-2.36	-8.69	-7.68	-9.72	4.28	5.20	2.42	5.66
VIP Growth Opportunities	FAVGO	$13.02	-0.97	-21.30	-12.10	-11.83	-6.17	-10.66	2.85	5.80	-0.56	5.53
VIP Health Care	FAVHC	$12.43	-0.84	-10.92	1.95	0.27	-6.15	-5.65	1.80	5.72	--	2.88
VIP High Income	FAVHI	$31.77	0.32	-1.03	-0.91	-2.35	0.45	1.26	3.86	6.12	0.39	6.34
VIP Index 500	FVIFC	$35.15	-0.71	-11.90	-0.91	-8.21	-7.46	-11.87	1.97	6.05	1.91	8.16
VIP Industrials	FAVCC	$19.04	0.29	-7.27	1.65	-6.26	-1.30	-5.25	8.59	15.33	--	9.22
VIP Investment Grade Bond	FAVIB	$30.30	0.39	-0.11	-0.31	-1.01	-2.00	2.26	2.27	3.04	4.50	5.80
VIP Mid Cap	FAVMC	$22.51	0.06	-8.83	-1.40	-3.06	-0.57	-5.15	8.18	15.68	--	15.78
VIP Money Market	FAVMM	$21.74	0.03	1.56	0.15	0.46	1.09	3.23	3.67	2.48	2.84	4.65
VIP Overseas (Closed)	FAVOO	$38.70	0.86	-18.83	-4.62	-10.21	-6.42	-10.71	10.40	13.81	4.01	6.22
VIP Overseas, Redemption Class	FAVOS	$14.54	0.86	-18.83	-4.58	-10.23	-6.39	-10.69	10.41	13.82	4.01	6.22
VIP Real Estate	FAVRE	$18.73	0.75	1.25	2.31	-9.62	-0.84	-6.02	2.92	13.48	--	15.19
VIP Strategic Income	FAVSI	$12.49	0.27	0.08	-0.07	-1.22	-0.16	4.51	4.34	--	--	4.77
VIP Technology	FAVTT	$10.46	-1.41	-15.73	-3.70	-9.79	-1.55	-17.73	1.80	4.99	--	-0.12
VIP Utilities	FAVGP	$13.45	-0.37	-15.37	-9.35	-6.90	-5.17	-0.52	11.09	15.89	--	4.67
VIP Value Strategies	FAVVS	$13.58	0.79	-14.49	-2.47	-10.30	-9.76	-20.43	0.74	7.28	--	5.64
Global Small Cap (Closed)	FAWGP	$12.16	0.63	-11.91	-2.21	-2.26	-0.24	-16.46	0.69	9.27	1.82	2.45
International Focus	FAWIE	$14.20	0.21	-15.84	-3.88	-9.11	-3.66	-9.87	10.06	13.35	2.64	4.01
Small Cap Core I (Closed)	FAWSC	$11.19	-0.42	-4.58	1.33	-0.82	0.78	-9.24	-3.58	3.24	1.32	4.27
Emerging Markets Debt	FAMMT	$22.29	0.12	-0.40	0.88	-1.12	-1.32	3.57	6.72	9.32	8.21	7.00
Emerging Markets Equity	FAMEE	$24.83	-0.55	-26.66	-4.99	-14.30	-8.83	-8.12	21.58	25.46	11.87	8.47
Global Value Equity	FAMGE	$15.61	0.31	-19.03	-3.25	-12.60	-10.98	-17.77	2.70	7.67	3.28	5.73
International Magnum	FAMIM	$14.12	0.78	-18.74	-4.43	-10.93	-5.40	-11.27	9.74	13.22	2.52	4.24
Old Mutual Tech & Comm (Closed)	FAPTC	$10.30	-2.58	-15.06	1.26	-1.50	-2.64	-2.72	9.02	9.56	-0.14	0.69
Old Mutual Growth II (Closed)	FAPGG	$11.70	-0.54	-14.53	-5.01	-7.78	-5.39	-7.63	5.30	7.10	1.31	1.88
Old Mutual Large Cap Growth (Closed)	FAPST	$17.42	-1.93	-17.05	-2.23	-6.42	-5.62	-2.95	6.87	6.06	2.55	4.94
Old Mutual Select Value (Closed)	FAPSV	$19.97	-0.83	-7.45	-0.19	-5.63	-1.84	-6.46	6.40	7.76	5.46	6.74
Old Mutual Small Cap (Closed)_	FAPSC	$24.08	-0.02	-4.14	1.64	-2.27	0.42	-7.93	3.22	8.99	7.87	8.17
Advantage VT Discovery (Closed)	FASDD	$19.57	0.25	-6.42	-3.33	3.11	5.96	-0.54	9.89	12.87	8.40	9.12
Advantage VT Opportunity (Closed)	FASOT	$21.45	-0.20	-4.76	-1.85	-5.97	-2.23	-8.35	3.07	9.20	6.52	10.99

Fidelity Navigator
ANNUITY MODEL PORTFOLIOS

ANNUITY GROWTH

This portfolio is designed for the most aggressive annuity investor. Its goal is to provide an annual return of 18% or more over the long term. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct
VIP Growth Opportunities	FAVGO	$13.02	3,888.281	$50,625.42	26.99%
VIP Utilities	FAVGP	$13.45	4,085.791	$54,953.89	29.29%
CS Small Cap Growth	FAWSC	$11.19	1,892.116	$21,172.78	11.29%
VIP Energy	FAVNR	$29.61	2,054.976	$60,847.84	32.43%
				$187,599.92	

2003 Return	35.83%	2005 Return	14.00%	2007 Return	22.50%	Monthly Return	-1.77%
2004 Return	15.85%	2006 Return	9.63%			YTD Return	-14.20%

ANNUITY GROWTH & INCOME

This portfolio is designed for the typical growth investor. Its goal is to provide an annual return that beats the S&P 500 with less overall risk. The model should be used by those with a moderate to long term investment time horizon.

Name	Symbol	NAV	Shares	Value	Pct
VIP Balanced	FAVBB	$16.98	3,159.378	$53,646.24	30.57%
VIP Equity-Income	FAVEI	$58.44	940.966	$54,990.05	31.34%
VIP Energy	FAVNR	$29.61	1,203.563	$35,637.50	20.31%
LR Value Strategies	FAVVS	$13.58	853.074	$11,584.74	6.60%
VIP Index 500	FVIFC	$35.15	557.937	$19,611.49	11.18%
				$175,470.02	

2003 Return	27.35%	2005 Return	11.98%	2007 Return	15.34%	Monthly Return	0.47%
2004 Return	15.44%	2006 Return	12.11%			YTD Return	-12.15%

Fund Spotlight

By Mark A. Grimaldi, CFS

Publishers Note:

Great call, Mark! From August 28, 2007 to August 28, 2008 the S&P 500 Index was down 7.26% while BTTTX was up 10.96%. That is a difference of 18.22% for our subscribers. The Objective and Outlook below are reprinted from the September 2007 Fidelity Navigator.

OBJECTIVE:

American Century Target Maturities offerings are "pure plays" on zero-coupon bonds. The majority of assets are invested in zero-coupon STRIPS and principal STRIPS maturing within one year of the fund's targeted maturity. As the names imply, each STRIP is part of a Treasury bond that has been separated by either the Treasury itself or a private firm. Although an individual investor would usually purchase a STRIP at a discount to maturity, the fund must declare a reverse stock split each year so that shareholders can receive dividends in cash. Changes in interest rates affect zero-coupon bonds severely, since the lack of current distributions means that the entire adjustment to the rate change must be absorbed by a change in market price.

AMERICAN CENTURY TARGET MATURITY 2020 INV

Symbol:	**BTTTX**
Asset Class:	Government Bond
Manager:	Team Managed
Total Net Assets - 5 years ago:	$168.50M
Total Net Assets - Today:	$263.10 M
Dividend paid:	Annually
Total Issues:	N/A
Average Price/Earning:	N/A
Annual Expense Ratio:	0.56
12 Month Yield:	0.00
3 Year Beta:	1.76
3 Year Alpha:	2.50
Turnover ratio:	15.00
Top Holdings:	REFCorp STRIPS Principal 5.68% 7/15/20 REFCorp STRIPS Coupon 6.28% 7/15/20 STRIPS Coupon 7.17% 11/15/20
Morningstar Rating:	****

NAVIGATOR OUTLOOK:

The fund invests in U.S. Government issued securities (notes & bonds) that do not pay semi-annual coupons, but, rather are issued at a price well below that of the maturity price (a discount). At maturity, the government fulfills its promise to redeem the securities at face value. For those who hold savings bonds, it works the same way.

In June 2005, here is what we wrote about BTTTX, **"The wonderful thing about a fund like this is that it is a great hedge against a bear market."**

Now is the ideal time to put the fund to good use. We have added a zero coupon fund to each of our models. The short maturities (2015) are in the Income Model and the long maturities (2025) in the Capital Appreciation Model. We split the difference by using the 2020 maturity in the Growth & Income Model.

Despite the inclusion of "Target Maturities" in the fund names, these funds are completely liquid. You do not have to hold them until maturity. In fact, we can almost guarantee that we will move them out of the Navigator Models after the credit crisis runs its course through Wall Street. Notice we said "through Wall Street," and that we did not say "through the economy." Wall Street will be ahead of the curve - as it often is - in responding to the credit crisis.

To underscore the point that these funds make a great bear market hedge, in the last thirty days, BTTTX 2020 is up 2.75% compared to the S&P 500 which is down 1.00%.

These funds offer a wild ride, so stay tuned.

Updated *Navigator* Outlook

3 month - Outperform
6 month - Perform
12 month -Perform

***Navigator* Suitability Scorecard**

Conservative - YES
Moderate - YES
Aggressive - YES

From the Crow's Nest continued from page 2

Meaning, that if the price of one item (gasoline) goes up you can offset that by reducing an expense in another area. For example, you go out to dinner less often. For the most part, this is true. As the old expression goes, water finds its own level. However, there comes a time when the water can no longer be contained and lifestyles and retirement projections suffer. Who among us projected double digit inflation in their lifestyle or retirement analysis? Milk, flour, wheat and corn are all up over 10% in the last 12 months. Overall food prices are up 7%.

Inflation impacts all government cost of living adjustments (COLAs) to all government employees and social services. Did you know that the U.S. Government is the nation's largest employer at over 3.3 million? That does not count the 2.4 million retired federal employees, or Social Security, Medicare and Medicaid recipients. The Federal budget deficit is bound to swell to even dizzier heights putting more pressure on long term interest rates. Is an 8% 30 year fixed mortgage possible in 2009? Definitely. In fact, I am already preparing for it. For those of you under 30, an 8% 30 year fixed rate is not historically high. The following articles show the level of concern the Fed has about inflation.

Inflation alert… according to Louis Uchitelle, "The Fed overreacted to the slowdown in economic activity," Willem H. Buiter, a professor of European political economy at the London School of Economics and Political Science, declared in his presentation, offering harsh criticism of his hosts. The Fed, he added, "cut the official policy rate too fast and too far and risked its reputation for being serious about inflation."

As predicted in the January 2008 Fidelity Navigator: "Famously, the Fed sat on their hands heading into 1992 and 2000 elections. I do not foresee any difference this year, which means **the Fed needs to act early and often at the beginning of this year. However, this may cause an overreaction. This 'overreaction' may be the most important economic event of the year.** If the Fed cuts too much and too soon, they could stimulate an already bubbling inflation pot. This would almost ensure a recession. If the Fed stands pat, the credit markets could freeze up and put the final nail in the housing coffin. Hello recession. So, am I saying that either way we are heading into a recession? Close. I am saying that both scenarios can cause a recession, and that the Fed has a very fine line to walk."

Mr. Uchitelle continues, "Ben S. Bernanke, the chairman of the Federal Reserve, rejects that thinking, as do a majority of the Fed's policy makers. They argue - and several of them repeated their arguments in interviews here that were mostly off the record - that they had no choice but to cut the key lending rate that the Fed controls to 2 percent from 5.25 percent in just eight months. Otherwise, they said, the housing and credit crises would have resulted in much more damage to the economy.

Now, they argue, the so-called federal funds rate must be kept at 2 percent - for no one knows how long - so that banks and other lenders can borrow at low rates and lend at higher ones, using their fattened earnings from this process to rebuild the capital they need. The banks' capital eroded as numerous loans made during the bubble years went bad and were written off, reducing their ability and willingness to lend to the public.

Mr. Bernanke, in a speech here, said that inflation is likely to moderate as commodity prices come down and the dollar stabilizes. But the Fed bank presidents who want a rate increase now say that he is missing the point. Unless the Fed takes action, they say, people will lose faith in it as a guardian against a rising inflation rate.

When prices do begin to rise, according to their argument, instead of counting on the Fed to stop the process, the American public will ask for and somehow get higher wages to afford the rising prices. Employers will respond by pushing up prices even more - unless the Fed snuffs out this inflationary spiral, or any chance of it, by raising rates, starting now.

'These hawks at the Fed are arguing in effect that we have to throw people out of work more quickly than we already are to ensure against inflation,' said Jan Hatzius, chief domestic economist at Goldman Sachs.

'If we don't reverse our accommodative stance sooner rather than later," Mr. Plosser said in an interview here, "we will face rising inflation, which may be costly to deal with, and we will face a risk to the Fed's credibility to contain inflation.'

The Bernanke camp, in sharp contrast, asserts that 2 percent is anything but accommodative. The nation's banks and other lenders are indeed borrowing at that rate, to rebuild their capital, but they are lending to consumers at much higher rates - 5 to 6 percent, or more. The large spread signals that the lenders would prefer not to lend at all rather than to risk new loans that, like so many of the old ones, will not be repaid.

The dissenters at the Fed 'don't seem to place much emphasis on the importance of keeping rates low to offset the wide spreads,' said Lawrence H. Meyer, vice chairman of Macroeconomic Advisers and a former Fed governor.

Still, they have the support of Professor Buiter and some other economists - European and American - who argued over the weekend that central banks should concern themselves only with inflation, and not the additional task of maintaining economic growth, as the Fed is required by law to do."

According to CNNMoney.com a survey of top economists shows that many are growing more concerned about inflation and slightly less worried about mortgage and credit market problems.

According to the National Association of Business Economists, 16% of the 278 members responding believe energy prices are the most serious short-term risk to the economy, up from only 5% who picked that in the March survey.

In addition, another 15% cited overall inflation as the greatest threat, up from 10% in March.

Economists also were fairly critical of the recently passed housing bill, signed by President Bush on July 30. Of those surveyed, only about a third said it would stabilize home prices or hasten a housing recovery, even though 59% thought it would reduce mortgage foreclosures.

Nearly eight in 10 of the economists surveyed said the bill constituted a bailout of home borrowers, while 65% said it represented a bailout of lenders. In addition, 71% said it was unfair to those who were not mortgage borrowers.

2008 Navigator Outlook #1: Home prices continue to drop. The Government bail-out plan back fires. This outlook seems to be coming true as well.

So, where will the markets be one year from now? Using the 1970s road map, the major indexes will be within 4%, either way, of their current values. In one year we will still be talking about housing, inflation, credit markets and recession. My job is to help you navigate your family's assets through this very challenging time. Most Americans will be worse off in September of 2009 then they are in September of 2008. Why? Inflation could offset all the market gains, and home prices will still be under pricing pressure. What to do? Stay conservative, stay defensive, monitor your allocation closely and, most importantly, control your household inflation. Watch your allocation, reduce your debt and squeeze every penny out of your dollars. Long term (5+ years), much better days are ahead. Until then, invest carefully and spend wisely.

Mark

Housing slump and credit crunch continue

Courtesy of Navigator Money Management, Inc.

The housing market correction and credit crunch continued to weigh on economic activity in August, and we do not expect significant improvement until 2009.

Although there are tentative hints that the rate of deterioration in housing market activity may be slowing, other data suggests the correction is far from over. Housing starts fell to an annual rate of 965,000 unit in July (the lowest level in more than 17 years), and there is still a considerable inventory of unsold homes. According to the National Association of Realtors, prices are still falling. The median price of existing homes fell to $215,000 in June, down 2.6% from May and 6.1% from a year ago. At the same time, foreclosures continue to rise, and financing conditions remaining tight, so it may still be awhile before a bottom is reached.

As for the credit crunch, while financial conditions are less stressed than they were in the first quarter, credit remains considerably tighter than it was before the crisis began last summer. To illustrate, there has been only $1.7 billion of high-yield debt issued since the end of June - the slowest issuance pace since 2002, according to Standard & Poor's Leveraged Commentary & Data. High-yield issuance is down 47% for the year, falling to $55.2 billion from $103.3 billion a year earlier.

The labor market has weakened significantly, with non-farm payrolls falling each month this year, and the unemployment rate rising more than a percentage point from its cyclical low. Indeed, the Labor Department reported that new applications filed for unemployment insurance rose by a seasonally adjusted 7,000 to 455,000 for the week ending August 2, which is the highest level since late March 2002. At the same time, growth in wages and benefits has slowed as companies have been less generous amid uncertainty about their own prospects. Unit labor cost, a measure of how much companies pay workers for every unit of output they produce, slipped from a 2.5% growth rate in the first quarter to a 1.3% growth rate in the second quarter.

Meanwhile, inflation has been running high. The Labor Department's Producer Price Index (PPI), which measures wholesale inflation, surged 1.2% in July, more than twice the 0.5% gain that economists expected. That is the fastest pace in 27 years, according to government data released Tuesday. Core wholesale inflation, which excludes volatile food and energy costs, rose 0.7%, more than triple the 0.2% expected. Consumer prices have also risen. The Labor Department's US Consumer Price Index (CPI) skyrocketed in July, fueling the biggest year-over-year jump (of 5.6%) in more than 17 years. Energy prices were up 29.3% for the year and food costs were 6% higher.

Not surprisingly in this environment, consumer spending has slowed despite a boost from tax rebates. The Commerce Department reported that consumer spending dipped by 0.2% in June (after adjusting for inflation). That was the poorest showing since a similar drop in February.

There has been some encouraging news, however, from both consumers and businesses.

On the consumer front, oil prices fell from their highs of $147 per barrel to $112 per barrel in mid-August (a three-month low), and that could prevent a sharper retrenchment in consumer spending. Indeed, consumer confidence improved slightly in early August, thanks to a drop in gasoline prices. The Reuters/University of Michigan Surveys of Consumers said its index of consumer confidence edged up from 61.2 in late July to 61.7 in early August (though it fell short of economists' median forecast of 62.0).

On the business front, investment has held up relatively well, in part because many companies entered this economic downturn in better financial condition that they usually are when the economy sours. Also, because companies did not over build or over hire during the most recent expansion, we believe they are under less pressure than in past downturns to slash capital spending and payrolls. All of that was reflected in the July durable goods orders, which rose by 1.3%, thanks to demand for aircraft. That was far greater than the slight 0.1% increase economists had been expecting.

In our opinion, the economy's greatest support has come from net exports. The weaker dollar (it is down about 25% on a trade-weighted basis since early 2002) has helped transfer some of the slowdown in US domestic demand abroad, mitigating the drag on domestic output by encouraging US consumers to shy away from foreign goods and purchase domestic goods. It has also made US exporters more competitive, improving their ability to sell into external markets, where demand has been strong. All told, net exports have added about a percentage point to GDP over the past year, helping cushion the impact of the housing, credit, and energy shocks. This may have saved the day; the overall U.S. economy, as measured by the gross domestic product (GDP), grew at a 3.3% rate in the second quarter (upwardly revised from 1.9%), more than double the 0.9% rate in the first quarter and much better than economists' expectations for a 2.7% growth rate.

That said, the pickup in growth is not seen as a lasting sign that the economy is back on track. The surge in net exports may peak next year if recent signs of slower global growth and a firmer dollar persist. Moreover, any remaining effects from the government's $168 billion stimulus program, which we expect will continue to lift the economy in the third quarter-will likely start to fade in the fourth quarter.

As a result, many economists are predicting there will be a significant slowdown in the final three months of this year and early next year. Federal Reserve Chairman Ben Bernanke recently warned the economy will be weak through the rest of this year. Some economists even think GDP will shrink in the next two quarters, giving the economy back-to-back GDP declines, the traditional definition of a recession. Supporting that view, the Conference Board said Thursday its monthly forecast of future economic activity fell 0.7% in July, far more than the consensus estimate of a 0.2% decline. The last time the index dropped that much was last August, when it fell by 1.0%.

All in all, we think the lagging effects of the housing market correction and the credit crunch will continue to weigh on economic activity. We expect economic activity to remain sluggish for awhile, with the economy gradually clawing its way back toward trend-like growth in 2009 as the housing market bottoms and credit markets heal. Key data we will be looking at to gauge the bottom of the housing market are inventories and rent-to-price ratios. The supply of vacant, single-family homes for sale-roughly at 800,000 units above normal-needs to decline. The current price of single-family houses relative to the government's estimate of what it costs to rent a comparable home needs to fall. Right now, it makes less sense to buy a house than to sell the house, invest the money elsewhere and rent an identical house next door.

In this environment, it seems unlikely that the US Federal Reserve Board (the Fed) will raise interest rates anytime soon. The policymakers must walk a fine line-keeping interest rates low will stimulate economy activity, but also put pressure on inflation. Although the recent decline in energy prices and unit labor costs has decreased inflationary pressure and made the Fed's decisions a bit easier, inflation risks have not been eliminated. As a result, we think the policymakers will keep interest rates steady well into 2009. That said, documents released in August, which provided insight into the Fed's thinking at its August 5 meeting, when central bank policymakers decided to hold rates steady suggested that a rate hike is not out of the question. One Fed member-Richard Fisher, president of the Federal Reserve Bank of Dallas-even wanted to raise rates now.

Given all the conflicting data, it is no surprise that volatility in the financial markets has been high this year. Investors' moods seem to change almost daily as energy prices and perceptions about the financial sector's woes gyrate. It appears that neither will end soon. A slew of analysts downgraded banks and brokerages over the past few weeks, and Citigroup analysts predicted Lehman Brothers will have to write down its assets by $2.9 billion, Goldman Sachs by $1.8 billion and Morgan Stanley by $1.7 billion. There are also confusing worries about the possibility of a government bailout of Fannie Mae and Freddie Mac, which could wipe out shareholder equity. As a result, investor sentiment has remained fragile and risk appetites have remained diminished.